united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 09/30/17

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Asset Rotation Fund
Class A: ROTAX	Class C: ROTCX	Class I: ROTIX

AlphaCentric Bond Rotation Fund
Class A: BDRAX	Class C: BDRCX	Class I: BDRIX

AlphaCentric Income Opportunities Fund
Class A: IOFAX	Class C: IOFCX	Class I: IOFIX

AlphaCentric Hedged Market Opportunity Fund
Class A: HMXAX	Class C: HMXCX	Class I: HMXIX

AlphaCentric Global Innovations Fund
Class A: GNXAX	Class C: GNXCX	Class I: GNXIX

September 30, 2017

AlphaCentric Advisors LLC
36 North New York Avenue, Floor 2
Huntington NY, 11743
1-844-223-8637

AlphaCentric Asset Rotation Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2017

The Fund’s performance figures* for the period ended September 30, 2017, compared to its benchmarks:

				Annualized Since
				Inception **** -
			Annualized	September 30,
	Six Months	One Year	Three Year	2017
Class A (ROTAX) without load	7.38%	9.30%	0.07%	(0.22)%
Class A (ROTAX) with 5.75% load	1.20%	3.06%	(1.87)%	(2.07)%
Class C (ROTCX)	6.92%	8.53%	(0.61)%	(0.86)%
Class I (ROTIX)	7.62%	9.73%	0.34%	0.03%
S&P 500 Index **	7.71%	18.61%	10.81%	11.09%
MSCI The World Index Growth Gross (USD)***	10.95%	18.66%	9.68%	9.20%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Class I returns are calculated using the traded NAV on September 30, 2017. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31,2018, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.49% , 2.24% and 1.24% for the AlphaCentric Asset Rotation Fund Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2017 prospecutus were 2.24%, 2.99% and 1.99% for the AlphaCentric Asset Rotation Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2017 prospectus were 1.62%, 2.37% and 1.37% for the AlphaCentric Asset Rotation Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI The World Growth Index Growth Gross (USD) captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries.

****	The AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Fund - Equity Fund	98.0%
Other / Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Bond Rotation Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2017

The Fund’s performance figures* for the period ended September 30, 2017, compared to its benchmark:

			Annualized Since
			Inception *** -
			September 30,
	Six Months	One Year	2017
Class A (BDRAX) without load	2.87%	5.07%	0.83%
Class A (BDRAX) with 4.75% load	(1.97)%	0.10%	(1.24)%
Class C (BDRCX)	2.51%	5.23%	0.52%
Class I (BDRIX)	2.99%	5.42%	1.10%
Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index **	2.31%	0.07%	2.34%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2018, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.49%, 2.24% and 1.24% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2017 prospectus were 3.04%, 3.79% and 2.79% for the AlphaCentric Bond Rotation Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2017 prospectus were 1.91%, 2.66% and 1.66% for the AlphaCentric Bond Rotation Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Government	33.0%
Exchange Traded Funds - Index Related	32.9%
Exchange Traded Funds - Corporate	31.8%
Other / Cash & Cash Equivalents	2.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Income Opportunities Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2017

The Fund’s performance figures* for the period ended September 30, 2017, compared to its benchmark:

			Annualized Since
			Inception *** -
			September 30,
	Six Months	One Year	2017
Class A (IOFAX) without load	9.57%	14.20%	14.12%
Class A (IOFAX) with 4.75% load	4.38%	8.79%	11.77%
Class C (IOFCX)	9.23%	13.40%	13.32%
Class I (IOFIX)	9.78%	14.53%	14.44%
Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index **	2.31%	0.07%	2.34%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2018, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2017 prospectus were 2.09%, 2.84% and 1.84% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2017 prospectus were 1.75%, 2.50% and 1.50% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Non-Agency Residential Mortgage Backed Securities	90.0%
Asset Backed Securities	6.9%
Private Placements	0.2%
Other / Cash & Cash Equivalents	2.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Hedged Market Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2017

The Fund’s performance figures* for the period ended September 30, 2017, compared to its benchmarks:

						Annualized Since
					Since Inception	Inception ++ -
			Annualized	Annualized	+ - September	September 30,
	Six Months	One Year	Three Years	Five Years	30, 2017	2017
Class A (HMXAX) without load	2.32%	5.20%	—	—	5.20%	—
Class A (HMXAX) with 5.75% load	(3.56)%	(0.84)%	—	—	(0.84)%	—
Class C (HMXCX)	1.95%	4.54%	—	—	4.54%	—
Class I (HMXIX) +++	2.42%	5.49%	4.21%	8.58%	—	11.18%
S&P 500 Index **	7.71%	18.61%	10.81%	14.22%	18.61%	15.11%
IQ Hedge Long/Short Beta Index ***	5.98%	7.83%	4.33%	5.10%	7.83%	5.53%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2017, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2017 prospectus were 4.38%, 5.13% and 4.13% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2017 prospectus were 2.66%, 3.41%, and 2.41% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	IQ Hedge Long/Short Beta Index was launched in March 2007 as the market’s first family of hedge fund replication indexes. This suite of indexes serves as the basis for IndexIQ’s other hedge fund replication indexes, which themselves underlie IndexIQ’s hedge fund replication ETFs and mutual fund.

+	The AlphaCentric Hedged Market Opportunity Fund Class A and Class C commenced operations on September 30, 2016.

++	The AlphaCentric Hedged Market Opportunity Fund Class I, formerly a private Fund, commenced operations on August 31, 2011.

+++	The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on August 31, 2011. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

Top 10 Holdings by Industry	% of Net Assets
Purchased Options	1.5%
Written Options	(1.3)%
Other / Cash & Cash Equivalents	99.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Global Innovations Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2017

The Fund’s performance figures* for the period ended September 30, 2017, compared to its benchmarks:

Since Inception + -
September 30,
2017
Class A (GNXAX) without load	16.30%
Class A (GNXAX) with 5.75% load	9.61%
Class C (GNXCX)	16.00%
Class I (GNXIX)	16.40%
S&P 500 Index **	5.13%
MSCI AC World Index (TR Gross) ***	5.83%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2018, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the AlphaCentric Global Innovations Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the May 17, 2017 prospectus for the Fund’s inital fiscal period are 2.11%, 2.86% and 1.86% for the AlphaCentric Global Innovations Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the May 17, 2017 prospectus for the Fund’s inital fiscal period are 1.75%, 2.50% and 1.50% for the AlphaCentric Global Innovations Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI AC World Index (TR Gross) represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

+	The AlphaCentric Global Innovations Fund Class A, Class C and Class I commenced operations on May 31, 2017.

Top 10 Holdings by Industry	% of Net Assets
Common Stock	85.3%
Exchange Traded Fund	3.3%
Other / Cash & Cash Equivalents	11.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Asset Rotation Fund (ROTAX, ROTCX, ROTIX)

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2017

Shares		Value
	EXCHANGE TRADED FUND - 98.0%
	EMERGING MARKETS - 98.0%
297,000	Vanguard FTSE Emerging Markets ETF (Cost $12,828,618)	$12,940,290

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
332,554	Fidelity Investments Money Market Funds Government Portfolio -
	Institutional Class to yield 0.91% * (Cost $332,554)	332,554

	TOTAL INVESTMENTS - 100.5% (Cost $13,161,172) (a)	$13,272,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(66,993)
	NET ASSETS - 100%	$13,205,851

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,161,172 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$111,672
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$111,672

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund (BDRAX, BDRCX, BDRIX)

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 97.7%
	CORPORATE - 31.8%
55,000	SPDR Bloomberg Barclays High Yield Bond ETF	$2,052,600

	GOVERNMENT - 33.0%
8,650	iShares 20+ Year Treasury Bond ETF	1,079,174
37,500	SPDR Bloomberg Barclays International Treasury	1,053,375
		2,132,549
	INDEX RELATED - 32.9%
41,650	SPDR Bloomberg Barclays Convertible Securities ETF	2,127,065

	TOTAL EXCHANGE TRADED FUNDS (Cost $6,184,650)	6,312,214

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
172,685	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 0.91% * (Cost $172,685)	172,685

	TOTAL INVESTMENTS - 100.4% (Cost $6,357,335) (a)	$6,484,899
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(28,487)
	NET ASSETS - 100%	$6,456,412

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,359,061 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$141,589
Unrealized Depreciation:	(15,751)
Net Unrealized Appreciation:	$125,838

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2017

Principal ($)		Value
	ASSET BACKED SECURITIES - 6.9%
5,209,508	Amur Finance VI LLC 8.000% due12/20/2024, 144A +	$4,844,843
4,622,570	AXIS Equipment Finance Receivables IV LLC, 8.830% due 3/20/2024, 144A	4,621,876
5,000,000	Fannie Mae Connecticut Avenue Securities, 6.239% due 4/25/2028	5,625,996
7,000,000	Fannie Mae Connecticut Avenue Securities, 6.239% due 8/25/2028	8,289,101
8,000,000	Fannie Mae Connecticut Avenue Securities, 6.239% due 9/25/2029 , 1M Libor + 5.50%	8,200,257
5,030,000	Fannie Mae Connecticut Avenue Securities, 6.239% due 11/25/2029 , 1M Libor + 5.05%	5,030,021
8,500,000	Fannie Mae Connecticut Avenue Securities, 4.089% due 11/25/2029	8,616,126
4,000,000	Fannie Mae Connecticut Avenue Securities, 3.439% due 1/25/2030	3,948,000
7,000,000	Fannie Mae Connecticut Avenue Securities, 3.878% due 2/25/2030	7,057,276
8,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.837% due 4/25/2024	8,741,630
8,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.987% due 9/25/2024	8,966,491
1,050,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.939% due 3/25/2028	1,185,228
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 0.000% due 3/25/2030	3,020,859
5,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 0.000% due 3/25/2030	5,013,280
	TOTAL ASSET BACKED SECURITIES (Cost $84,370,334)	83,160,984

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 90.0%
897,717	ABFC 2004-OPT4 Trust, 3.939% due 7/25/2033 , 1M Libor + 2.7%	731,866
3,961,963	ABFC 2005-WMC1 Trust, 2.124% due 6/25/2035 , 1M Libor + 0.89%	2,410,274
4,791,636	ABFS Mortgage Loan Trust 2002-2, 6.785% due 7/15/2033	3,577,897
6,181,725	ABFS Mortgage Loan Trust 2002-3, 5.902% due 9/15/2033	4,724,616
748,522	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 3.264% due 6/25/2034 , 1M Libor + 2.03%	635,284
4,732,659	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 3.189% due 12/25/2034 , 1M Libor + 1.95%	2,826,189
2,209,700	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 2.559% due 1/25/2035 , 1M Libor + 1.32%	1,771,833
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 3.989% due 11/25/2033 , 1M Libor + 4.13%	567,725
2,807,468	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 3.084% due 4/25/2035 , 1M Libor + 1.85%	671,199
6,000,000	ACE Securities Corp Home Equity Loan Trust Series 2005-HE6, 1.719% due 10/25/2035 , 1M Libor + 0.48%	4,484,855
18,099,859	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 1.929% due 11/25/2035 , 1M Libor + 0.69%	12,222,706
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 4.239% due 8/25/2040 , 1M Libor + 3.00%	1,669,669
2,974,878	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1.529% due 8/25/2036 , 1M Libor + 0.29%	1,543,360
20,851,515	ACE Securities Corp Home Equity Loan Trust Series 2006-NC1, 1.669% due 12/25/2035 , 1M Libor + 0.43%	8,673,619
11,846,500	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1.519% due 4/25/2036 , 1M Libor + 0.28%	5,021,838
7,836,126	Adjustable Rate Mortgage Trust 2005-2, 2.589% due 6/25/2035 , 1M Libor + 1.35%	5,014,018
744,783	Adjustable Rate Mortgage Trust 2005-3, 3.612% due 7/25/2035	699,469
28,847	Adjustable Rate Mortgage Trust 2005-3, 1.559% due 7/25/2035 , 1M Libor + 0.32%	28,652
3,061,993	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 4.239% due 6/25/2034 , 1M Libor + 3.00%	2,135,032
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 6.239% due 10/25/2034 , 1M Libor + 5.25%	722,197
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1.739% due 10/25/2035 , 1M Libor + 0.50%	11,941,253
71,258	AFC Home Equity Loan Trust, 1.939% due 12/22/2027 , 1M Libor + 0.70%	68,631
1,190,308	Alternative Loan Trust 2004-J9, 4.014% due 10/25/2034 , 1M Libor + 2.78%	639,058
5,224,719	Alternative Loan Trust 2006-OA22, 1.477% due 2/25/2047 , 1M Libor + 0.24%	3,530,822
5,530,472	American Home Mortgage Investment Trust 2005-1, 2.094% due 6/25/2045 , 1M Libor + 0.86%	2,972,965
3,336,608	Ameriquest Mort Sec Inc Asset Back Pas Thr Certs Ser 03 8 6.112% due 10/25/2033 , 1M Libor + 4.88%	2,904,350
6,131,453	Ameriquest Mortgage Securities Inc Asset Backed 2.739% due 3/25/2035 , 1M Libor + 1.50%	2,339,877
2,672,531	Ameriquest Asset-Backed Pass Through Certificates Series 2003-1, 5.433% due 2/25/2033	1,949,158
769,865	Ameriquest Asset-Backed Pass Through Certificates Series 2003-1, 6.239% due 2/25/2033 , 1M Libor + 5.55%	571,071
1,497,494	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-1A1 3.489% due 9/25/2034 , 1M Libor + 2.25%	1,086,099
6,862,903	Ameriquest Asset-Backed Pass Through Certificates 2004-FR1, 5.110% due 5/25/2034	7,033,816
3,607,916	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 5.739% due 5/25/2034 , 1M Libor + 4.50%	2,014,085
2,199,964	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 3.939% due 5/25/2034 , 1M Libor + 2.70%	1,664,302
3,630,097	Ameriquest Asset-Backed Pass Through Certificates 2004-R7, 4.464% due 8/25/2034 , 1M Libor + 3.23%	3,485,071
2,722,790	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 3.159% due 9/25/2034 , 1M Libor + 1.92%	1,233,600
1,405,587	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 3.039% due 9/25/2034 , 1M Libor + 1.80%	893,777
2,907,002	Ameriquest Asset-Backed Pass Through Certificates 2004-R9, 3.334% due 10/25/2034 , 1M Libor + 2.10%	1,724,383
4,988,827	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 2.459% due 7/25/2035 , 1M Libor + 1.83%	1,968,314
6,000,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 1.939% due 7/25/2035 , 1M Libor + 1.05%	4,096,828
12,600,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R6, 2.389% due 8/25/2035 , 1M Libor + 1.15%	4,595,050
10,364,617	Ameriquest Asset-Backed Pass Through Certificates 2005-R7, 1.969% due 9/25/2035 , 1M Libor + 0.73%	3,796,923
3,315,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R7, 1.889% due 9/25/2035 , 1M Libor + 0.65%	2,628,126
1,480,170	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 2.689% due1/25/2036 , 1M Libor + 1.45%	387,641
11,084,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 1.929% due 1/25/2036 , 1M Libor + 0.69%	5,975,132
14,370,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R11, 1.919% due 1/25/2036 , 1M Libor + 0.68%	8,910,778
1,784,068	Ameriquest Mortgage Securities Inc Series 2003-6, 6.239% due 5/25/2033 , 1M Libor + 6.00%	937,891
11,122,673	Ameriquest Mortgage Securities Series 2006-R1, 1.799% due 3/25/2036 , 1M Libor + 0.56%	4,342,665

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 90.0%
19,520,973	Amherst Pierpont Securities, 1.537% due 4/25/2036	$13,448,234
308,782	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1.711% due 6/25/2028 , 1M Libor + 0.50%	295,807
566,580	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 3.066% due 11/25/2029 , 1M Libor + 1.85%	536,942
749,860	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W1, 6.239% due 3/25/2034 , 1M Libor + 5.25%	652,462
1,190,837	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W1, 6.114% due 3/25/2034, 144A , 1M Libor + 4.88%	709,550
81,171	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W6, 6.114% due 5/25/2034, 144A , 1M Libor + 4.88%	81,637
18,000,000	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W3, 1.691% due 11/25/2035 , 1M Libor + 0.46%	12,152,934
22,410,118	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W5, 1.699% due 1/25/2036 , 1M Libor + 0.46%	12,604,582
36,588,438	Argent Securities Inc. 1.769% due 10/25/2035 , 1M Libor + 0.53%	21,886,732
3,624,408	Argent Securities Trust 2006-W1, 1.649% due 3/25/2036 , 1M Libor + 0.41%	731,709
8,501,354	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6 1.467% due 11/25/2036 , 1M Libor + 0.23%	6,270,846
8,819,798	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 2.289% due 6/25/2035 , 1M Libor + 1.05%	3,515,612
959,457	Asset-Backed Pass Through Certificates 2002-3, 4.462% due 8/25/2032 , 1M Libor + 3.23%	550,204
1,555,688	Asset-Backed Pass-Through Certificates Series 2004-R12, 3.129% due 1/25/2035 , 1M Libor + 1.89%	1,214,052
5,050,803	Asset-Backed Pass-Through Certificates Series 2005-R2, 2.409% due 4/25/2035 , 1M Libor + 1.17%	3,282,634
7,450,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 2.439% due 7/25/2035 , 1M Libor + 1.20%	5,730,383
758,995	Banc of America Funding 2004-C Trust, 2.136% due 12/20/2034 , 1M Libor + 0.90%	755,321
4,093,174	Banc of America Mortgage 2004-K Trust, 3.448% due 12/25/2034	2,420,226
3,497,653	Bear Stearns ALT-A Trust 2004-1, 3.365% due 2/25/2034	2,277,091
95,322	Bear Stearns ALT-A Trust 2004-3, 2.094% due 4/25/2034 , 1M Libor + 0.86%	91,170
361,690	Bear Stearns ARM Trust 2002-12, 2.917% due 1/25/2033	336,164
36,817	Bear Stearns ARM Trust 2003-8, 3.574% due 1/25/2034	34,369
1,160,514	Bear Stearns ARM Trust 2004-7, 3.282% due 10/25/2034	1,103,833
470,891	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 3.789% due 12/25/2034	450,897
1,540,195	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 3.789% due 12/25/2034 , 1M Libor + 2.55%	866,455
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CLI, 1.869% due 9/25/2034 , 1M Libor + 0.63%	2,580,081
9,000,000	Carrington Mortgage Loan Trust Series 2005-NC3 1.938% due 6/25/2035 , 1M Libor + 0.70%	6,406,220
15,328,300	Carrington Mortgage Loan Trust Series 2005-OPT2, 3.039% due 5/25/2035 , 1M Libor + 1.80%	10,111,597
15,000,000	Carrington Mortgage Loan Trust Series 2006-FRE1, 1.539% due 7/25/2036 , 1M Libor + 0.30%	5,944,374
17,988,951	Carrington Mortgage Loan Trust Series 2006-NC1, 1.659% due 1/25/2036 , 1M Libor + 0.42%	12,413,265
5,231,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1.509% due 6/25/2036 , 1M Libor + 0.27%	2,741,931
12,396,119	Carrington Mortgage Loan Trust Series 2006-NC4, 1.539% due 10/25/2036 , 1M Libor + 0.30%	2,009,320
4,000,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1.609% due 2/25/2036 , 1M Libor + 0.37%	2,530,342
12,446,897	Carrington Mortgage Loan Trust Series 2007-RFC1, 1.499% due 12/25/2036 , 1M Libor + 0.26%	1,481,311
1,263,986	Centex Home Equity Loan Trust 2002-C, 2.384% due 9/25/2032 , 1M Libor + 1.15%	920,232
770,982	Centex Home Equity Loan Trust 2002-D, 2.309% due 9/25/2032 , 1M Libor + 1.07%	704,022
1,494,423	Centex Home Equity Loan Trust 2004-B, 3.564% due 3/25/2034 , 1M Libor + 2.33%	162,905
3,252,644	Centex Home Equity Loan Trust 2004-C, 3.339% due 6/25/2034 , 1M Libor + 2.10%	989,726
993,659	Centex Home Equity Loan Trust 2004-D, 2.269% due 9/25/2034 , 1M Libor + 1.03%	850,436
2,825,156	Centex Home Equity Loan Trust 2005-B, 2.259% due 3/25/2035 , 1M Libor + 1.02%	1,774,373
6,676,938	Centex Home Equity Loan Trust 2005-D, 2.439% due 10/25/2035 , 1M Libor + 1.20%	4,353,792
12,000,000	Centex Home Equity Loan Trust 2006-A, 1.609% due 10/25/2035 , 1M Libor + 0.37%	5,804,200
3,201	CHL Mortgage Pass-Through Trust 2003-HYB2, 3.398% due 7/19/2033	3,132
100,000,000	CIT Mortgage Loan Trust 2007-1 2.987% due 10/25/2037, 144A , 1M Libor + 1.75%	52,498,970
5,486,257	Citigroup Mortgage Loan Trust 2006-AMC1, 1.529% due 9/25/2036 , 1M Libor + 0.29%	1,640,633
7,902,189	Citigroup Mortgage Loan Trust 2006-NC1, 1.529% due 8/25/2036 , 1M Libor + 0.29%	3,117,128
298,428	Citigroup Mortgage Loan Trust 2007-10 5.928% due 9/25/2037	242,391
2,301,000	Citigroup Mortgage Loan Trust, Inc., 4.239% due 12/25/2033 , 1M Libor + 4.50%	1,998,844
1,437,000	Citigroup Mortgage Loan Trust, Inc., 3.739% due 7/25/2037 , 1M Libor + 2.50%	1,133,154
4,206,836	Conseco Financial Corp., 7.240% due 11/15/2028	3,316,714
5,551,047	Conseco Financial Corp., 6.980% due 9/1/2030	4,619,203
232,110	Countrywide Asset-Backed Certificates, 6.239% due 10/25/2032, 144A , 1M Libor + 5.63%	210,479
505,314	Countrywide Asset-Backed Certificates, 2.689% due 3/25/2033, 144A , 1M Libor + 1.45%	488,968
760,992	Countrywide Asset-Backed Certificates, 5.739% due 11/25/2033, 144A , 1M Libor + 4.50%	724,179
4,650,000	Countrywide Asset-Backed Certificates, 2.389% due 12/25/2035 , 1M Libor + 1.15%	2,327,024
8,842,827	Countrywide Asset-Backed Certificates, 2.239% due 1/25/2036 , 1M Libor + 1.00%	2,379,722
7,200,000	Countrywide Asset-Backed Certificates, 2.079% due 1/25/2036 , 1M Libor + 0.84%	2,939,079
3,200,000	Countrywide Asset-Backed Certificates, 1.969% due 4/25/2036 , 1M Libor + 0.73%	1,501,915
2,217,347	Countrywide Asset-Backed Certificates, 1.577% due 6/25/2037 , 1M Libor + 0.34%	222,521
2,212,322	Credit-Based Asset Servicing & Securitization LLC, 4.239% due 3/25/2033, 144A , 1M Libor + 3.00%	992,209
1,018,345	Credit-Based Asset Servicing & Securitization LLC, 4.089% due 10/25/2034, 144A , 1M Libor + 2.85%	840,490
5,296,125	Credit-Based Asset Servicing & Securitization LLC, 2.439% due 7/25/2035, 144A , 1M Libor + 1.20%	1,817,068
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1.929% due 7/25/2035 , 1M Libor + 0.69%	1,575,676
5,871,546	Credit-Based Asset Servicing & Securitization LLC, 1.689% due 7/25/2035 , 1M Libor + 0.45%	2,819,770

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 90.0%
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 5.131% due 9/25/2035, 144A	$3,601,197
2,102,421	Credit-Based Asset Servicing & Securitization LLC, 1.679% due 12/25/2035 , 1M Libor + 0.44%	549,919
3,778,000	Credit-Based Asset Servicing & Securitization LLC, 7.250% due 3/25/2046	2,096,045
1,487,144	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18, 2.941% due 7/25/2033	1,333,618
1,683,843	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, 3.421% due 10/25/2033	1,482,631
3,000,000	CWABS Asset-Backed Certificates Trust 2005-11 1.959% due 2/25/2036 , 1M Libor + 0.72%	1,062,906
2,052,809	Delta Funding Home Equity Loan Trust 1999-1, 6.800% due 3/15/2028	1,511,001
3,181,581	Delta Funding Home Equity Loan Trust 1999-2, 7.370% due 8/15/2030	1,443,687
1,519,943	Delta Funding Home Equity Loan Trust 2000-3, 8.390% due 11/15/2030	1,185,499
4,245,000	EMC Mortgage Loan Trust, 3.489% due 1/25/2041, 144A , 1M Libor + 2.25%	2,949,058
10,985,033	Encore Credit Receivables Trust 2005-2, 2.214% due 11/25/2035 , 1M Libor + 0.98%	7,028,395
3,414,562	Encore Credit Receivables Trust 2005-3, 2.994% due 10/25/2035 , 1M Libor + 1.76%	2,032,208
6,110,962	Encore Credit Receivables Trust 2005-4, 1.939% due 1/25/2036 , 1M Libor + 0.70%	3,681,170
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 6.239% due 10/25/2034 , 1M Libor + 5.10%	1,629,339
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 3.037% due 4/25/2035 , 1M Libor + 1.80%	1,470,416
2,346,436	Equity One Mortgage Pass-Through Trust 2003-4, 6.900% due 10/25/2034	1,264,763
1,073,653	Equity One Mortgage Pass-Through Trust 2004-1, 5.760% due 4/25/2034	967,777
2,500,000	FFMLT Trust 2005-FF2, 2.289% due 3/25/2035 , 1M Libor + 1.05%	1,293,057
1,027,494	Finance America Mortgage Loan Trust 2004-3, 2.889% due 11/25/2034 , 1M Libor + 1.65%	659,106
659,272	First Franklin Mortgage Loan Trust 2003-FF1, 3.864% due 3/25/2033 , 1M Libor + 2.63%	631,952
1,337,665	First Franklin Mortgage Loan Trust 2003-FF4, 3.714% due 10/25/2033 , 1M Libor + 2.48%	754,753
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 3.114% due 3/25/2034 , 1M Libor + 1.88%	1,380,648
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 3.489% due 6/25/2034 , 1M Libor + 2.25%	650,010
2,366,347	First Franklin Mortgage Loan Trust 2004-FF7, 5.500% due 9/25/2034	1,531,735
1,006,505	First Franklin Mortgage Loan Trust 2004-FFH4, 3.939% due 1/25/2035 , 1M Libor + 2.70%	586,081
2,535,000	First Franklin Mortgage Loan Trust 2005-FF3, 2.214% due 4/25/2035	2,517,631
3,287,543	First Franklin Mortgage Loan Trust 2005-FF5, 2.439% due 5/25/2035 , 1M Libor + 1.20%	1,540,609
18,768,902	First Franklin Mortgage Loan Trust 2005-FF9, 1.779% due 10/25/2035 , 1M Libor + 0.54%	15,476,760
12,000,000	First Franklin Mortgage Loan Trust 2006-FF4, 1.597% due 10/25/2035 , 1M Libor + 0.36%	9,068,149
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 4.989% due 6/25/2035, 144A , 1M Libor + 3.75%	535,160
3,085,110	Fremont Home Loan Trust 2004-4, 2.739% due 3/25/2035 , 1M Libor + 1.50%	1,056,977
2,389,938	Fremont Home Loan Trust 2004-4, 2.664% due 3/25/2035 , 1M Libor + 1.43%	1,795,228
455,014	Fremont Home Loan Trust 2004-4, 2.154% due 3/25/2035 , 1M Libor + 0.92%	342,274
1,549,753	Fremont Home Loan Trust 2004-D, 2.184% due 11/25/2034 , 1M Libor + 0.95%	1,409,501
13,340,000	Fremont Home Loan Trust 2005-2, 2.214% due 6/25/2035 , 1M Libor + 0.98%	5,500,137
6,962,344	Fremont Home Loan Trust 2005-A, 2.289% due 6/25/2035 , 1M Libor + 1.05%	1,167,943
9,265,410	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1.929% due 10/25/2035 , 1M Libor + 0.69%	4,979,130
2,600,000	GreenPoint Mortgage Funding Trust 2005-HY1, 1.829% due 7/25/2035 , 1M Libor + 0.59%	1,275,815
1,922,876	GSAA Home Equity Trust 2005-5, 3.789% due 2/25/2035 , 1M Libor + 2.55%	1,220,522
5,241,000	GSAA Trust, 2.009% due 6/25/2035 , 1M Libor + 0.77%	3,009,909
5,013,113	GSAMP Trust 2005-AHL2, 1.679% due 12/25/2035 , 1M Libor + 0.44%	2,656,986
11,850,000	GSAMP Trust 2005-HE4, 1.869% due 7/25/2045 , 1M Libor + 0.95%	5,940,755
5,610,813	GSAMP Trust 2005-HE5, 1.939% due 7/25/2045 , 1M Libor + 0.70%	2,254,617
18,037,287	GSAMP Trust 2006-HE3, 1.519% due 5/25/2046 , 1M Libor + 0.28%	11,106,800
2,305,521	GSAMP Trust 2006-SD2, 1.709% due 5/25/2046,144A , 1M Libor + 0.47%	1,104,468
3,000,000	GSAMP Trust 2007-HSBC1, 3.489% due 2/25/2047 , 1M Libor + 2.25%	2,623,045
3,958,705	GSR Mortgage Loan Trust 2004-12, 3.304% due 12/25/2034	2,586,427
33,326	GSR Mortgage Loan Trust 2005-7F, 1.739% due 9/25/2035 , 1M Libor + 0.50%	31,652
1,144,552	GSR Mortgage Loan Trust 2005-AR3, 1.989% due 5/25/2035 , 1M Libor + 0.75%	886,581
500,000	GSRPM Mortgage Loan Trust 2003-1, 4.889% due 1/25/2032 , 1M Libor + 3.65%	498,916
1,239,616	GSRPM Mortgage Loan Trust 2004-1, 4.731% due 9/25/2042, 144A , 1M Libor + 3.50%	1,017,697
802,015	HarborView Mortgage Loan Trust 2004-3, 3.149% due 5/19/2034	665,263
793,988	HarborView Mortgage Loan Trust 2004-4, 1.797% due 6/19/2034 , 1M Libor + 0.56%	740,449
2,452,574	Home Equity Asset Trust, 3.409% due 2/25/2034 , 1M Libor + 2.17%	1,929,962
5,245,654	Home Equity Asset Trust, 2.484% due 5/25/2035 , 1M Libor + 1.25%	3,763,657
1,460,232	Home Equity Asset Trust 2003-4, 5.739% due 10/25/2033 , 1M Libor + 4.50%	891,250
12,412,902	Home Equity Asset Trust 2005-7, 1.739% due 1/25/2036 , 1M Libor + 0.50%	7,575,520
6,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 3.189% due 3/25/2035 , 1M Libor + 1.95%	5,300,249
4,725,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 2.439% due 8/25/2035 , 1M Libor + 1.20%	2,940,544
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1.849% due 10/25/2035 , 1M Libor + 0.61%	5,235,049
21,131,050	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 0.901% due 3/25/2036 , 1M Libor + 0.47%	8,919,192
8,630,325	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1.639% due 3/25/2036 , 1M Libor + 0.40%	2,835,216
22,174,276	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1.599% due 6/25/2036 , 1M Libor + 0.36%	10,106,401

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 90.0%
8,161,506	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1.529% due 8/25/2036 , 1M Libor + 0.29%	$2,189,396
1,218,621	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	1,103,863
713,059	Impac CMB Trust Series 2004-10, 2.089% due 3/25/2035 , 1M Libor + 0.86%	483,573
5,341,758	Impac Secured Assets Trust 2007-2, 1.489% due 4/25/2037	5,321,484
61,904	IndyMac INDX Mortgage Loan Trust 2004-AR6, 3.733% due 10/25/2034	58,791
493,091	IndyMac INDX Mortgage Loan Trust 2004-AR9, 2.079% due 11/25/2034 , 1M Libor + 0.84%	478,206
75,723	Irwin Home Equity Loan Trust 2002-1, 3.489% due 2/25/2029 , 1M Libor + 2.25%	74,552
5,251,493	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 2.304% due 6/25/2035 , 1M Libor + 1.07%	3,133,958
3,500,000	JP Morgan Mortgage Acquisition Corp 2005-OPT2, 1.949% due 12/25/2035 , 1M Libor + 0.71%	2,633,677
4,500,215	JP Morgan Mortgage Trust 2005-A5, 3.529% due 8/25/2035	3,474,344
646,787	Long Beach Mortgage Loan Trust 2001-1, 4.309% due 4/21/2031 , 1M Libor + 3.08%	744,733
2,608,781	Long Beach Mortgage Loan Trust 2003-1, 6.239% due 3/25/2033 , 1M Libor + 6.00%	1,846,924
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 3.039% due 9/25/2034 , 1M Libor + 1.80%	954,311
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 2.739% due 9/25/2034 , 1M Libor + 1.50%	1,076,319
1,677,496	Mastr Adjustable Rate Mortgages Trust 2004-5, 3.405% due 7/25/2034	1,388,586
1,502,336	Mastr Alternative Loan Trust 2002-2, 7.135% due 10/25/2032	518,902
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 6.239% due 5/25/2033 , 1M Libor + 5.78%	1,697,161
509,900	Mastr Asset Backed Securities Trust 2004-OPT2, 3.189% due 9/25/2034 , 1M Libor + 1.95%	430,071
876,975	Mastr Asset Backed Securities Trust 2004-WMC3, 3.039% due 10/25/2034 , 1M Libor + 1.80%	782,626
566,249	Mastr Asset Backed Securities Trust 2005-NC1, 3.534% due 12/25/2034 , 1M Libor + 2.30%	633,685
940,890	Mastr Asset Backed Securities Trust 2005-WF1, 2.479% due 6/25/2035 , 1M Libor + 1.86%	834,287
4,216,840	Mastr Asset Backed Securities Trust 2007-HE1, 1.539% due 5/25/2037 , 1M Libor + 0.30%	1,245,321
901,537	Mastr Specialized Loan Trust, 2.989% due 7/25/2035, 144A , 1M Libor + 1.75%	819,860
1,462,000	Mastr Specialized Loan Trust, 2.489% due 11/25/2035, 144A , 1M Libor + 1.25%	940,683
1,542,898	Meritage Mortgage Loan Trust 2004-2, 2.964% due 1/25/2035 , 1M Libor + 1.73%	1,090,439
2,083,992	Meritage Mortgage Loan Trust 2005-2, 2.029% due 11/25/2035 , 1M Libor + 0.80%	2,015,431
1,560,855	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 4.689% due 9/25/2032 , 1M Libor + 3.45%	1,298,366
27,135	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 3.354% due 12/25/2032 , 1M Libor + 1.63%	27,083
239,320	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.953% due 2/25/2033 , 1M Libor + 1.5%	234,939
773,443	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A 2.224% due 3/25/2030 , 1M Libor + 1.01%	588,057
2,241,775	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 3.414% due 7/25/2034 , 1M Libor + 2.18%	2,047,640
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 3.264% due 6/25/2035 , 1M Libor + 2.03%	2,234,474
5,518,072	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, 3.106% due 2/25/2036	2,143,839
1,795,726	Metropolitan Asset Funding, Inc., 6.000% due 2/20/2027	1,526,367
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1.999% due 9/25/2034 , 1M Libor + 0.76%	590,048
841,465	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 6.239% due 7/25/2034 , 1M Libor + 5.25%	872,431
2,172,561	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.889% due 1/25/2035 , 1M Libor + 1.65%	1,022,297
2,389,178	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.589% due 1/25/2035 , 1M Libor + 1.35%	2,275,955
4,750,000	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 2.124% due 7/25/2035 , 1M Libor + 0.89%	3,195,679
21,597,713	Morgan Stanley ABS Capital I Inc Trust 2005-HE7, 1.709% due 11/25/2035 , 1M Libor + 0.47%	13,905,642
5,293,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 2.304% due 3/25/2035 , 1M Libor + 1.07%	2,909,688
10,501,877	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 3.039% due 6/25/2035 , 1M Libor + 1.80%	2,954,367
3,879,814	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 2.304% due 7/25/2035 , 1M Libor + 1.07%	771,118
3,153,845	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1.619% due 12/25/2035 , 1M Libor + 0.38%	2,162,543
14,692,000	Morgan Stanley ABS Capital I Inc Trust 2007-HE7, 3.239% due 7/25/2037 , 1M Libor + 2.00%	10,725,035
701,063	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 6.239% due 2/25/2033 , 1M Libor + 5.63%	622,466
5,489,352	Morgan Stanley Home Equity Loan Trust 2005-2, 2.304% due 5/25/2035 , 1M Libor + 1.07%	3,455,542
2,231,550	Morgan Stanley Home Equity Loan Trust 2005-3, 2.199% due 8/25/2035 , 1M Libor + 0.96%	880,652
253,595	Morgan Stanley Mortgage Loan Trust 2004-7AR, 3.398% due 9/25/2034	252,191
1,855,000	Morgan Stanley Mortgage Loan Trust 2005-6AR, 2.389% due 11/25/2035 , 1M Libor + 1.15%	1,793,573
5,999,238	Nationstar Home Equity Loan Trust 2007-A, 1.609% due 3/25/2037 , 1M Libor + 0.37%	2,172,288
6,021,988	Nationstar Home Equity Loan Trust 2007-B, 1.709% due 4/25/2037 , 1M Libor + 0.47%	1,060,055
10,755,974	New Century Home Equity Loan Trust 2005-1, 2.364% due 3/25/2035 , 1M Libor + 1.13%	7,618,110
4,760,339	New Century Home Equity Loan Trust 2006-2, 1.547% due 8/25/2036 , 1M Libor + 0.31%	2,333,143
295,441	New Century Home Equity Loan Trust Series 2003-5, 2.039% due 11/25/2033 , 1M Libor + 0.80%	237,537
25,343,208	New Century Home Equity Loan Trust Series 2005-B, 1.729% due 10/25/2035 , 1M Libor + 0.49%	17,802,248
10,000,000	New Century Home Equity Loan Trust Series 2005-C, 1.689% due 12/25/2035 , 1M Libor + 0.45%	4,948,772
1,390,000	New Century Home Equity Loan Trust Series 2005-D, 1.707% due 2/25/2036 , 1M Libor + 0.47%	851,575
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	17,252
18,465	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	18,772
15,534,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1.539% due 7/25/2036 , 1M Libor + 0.30%	7,570,122
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 2.364% due 9/25/2033 , 1M Libor + 1.13%	548,580
5,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.789% due 3/25/2035 , 1M Libor + 2.55%	4,033,543
6,311,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.959% due 10/25/2035	5,987,084

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 90.0%
3,000,000	NovaStar Mortgage Funding Trust Series 2005-3, 2.124% due 1/25/2036	$1,596,570
16,249,658	NovaStar Mortgage Funding Trust Series 2007-2, 1.539% due 9/25/2037 , 1M Libor + 0.30%	9,705,456
5,861,193	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1.667% due 12/25/2035 , 1M Libor + 0.43%	4,844,694
3,365,987	Option One Mortgage Loan Trust 2005-3, 1.907% due 8/25/2035 , 1M Libor + 1.01%	1,016,123
4,143,915	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1.838% due 11/25/2035 , 1M Libor + 0.60%	1,314,013
2,144,319	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1.819% due 12/25/2035 , 1M Libor + 0.58%	253,041
7,500,000	Option One Mortgage Loan Trust 2006-1, 1.619% due 1/25/2036 , 1M Libor + 0.38%	4,453,440
12,411,531	Option One Mortgage Loan Trust 2007-CP1, 1.539% due 3/25/2037 , 1M Libor + 0.30%	829,197
1,337,285	Ownit Mortgage Loan Trust Series 2005-1, 2.409% due 9/25/2035 , 1M Libor + 1.17%	1,127,399
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 2.964% due 10/25/2034 , 1M Libor + 1.73%	1,315,677
15,697,021	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 3.339% due 12/25/2034 , 1M Libor + 2.10%	10,073,995
2,835,409	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WCW2, 4.164% due 10/25/2034 , 1M Libor + 2.93%	332,475
6,346,905	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WCW2, 3.414% due 10/25/2034 , 1M Libor + 2.18%	4,546,483
7,333,569	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WHQ2, 3.189% due 2/25/2035 , 1M Libor + 1.95%	4,748,504
3,099,568	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WWF, 3.262% due 12/25/2034 , 1M Libor + 2.03%	2,727,306
17,250,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1.879% due 8/25/2035 , 1M Libor + 0.64%	8,888,858
8,850,261	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 3.114% due 3/25/2035 , 1M Libor + 1.88%	4,433,013
1,891,507	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 3.039% due 6/25/2035 , 1M Libor + 1.8%	1,104,231
14,856,336	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 1.849% due 9/25/2035 , 1M Libor + 0.61%	6,566,658
5,657,845	Park Place Securities Inc Series 2005-WCW1, 1.899% due 9/25/2035 , 1M Libor + 0.66%	2,345,705
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, 5.255% due 12/25/2034	1,139,818
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 1.619% due 12/25/2034	653,164
6,105,139	Popular ABS Mortgage Pass-Through Trust 2006-B, 1.739% due 5/25/2036 , 1M Libor + 0.50%	2,224,972
6,343,758	Quest Trust, 4.464% due 6/25/2034, 144A , 1M Libor + 3.23%	4,963,206
2,000,000	Quest Trust, 4.764% due 9/25/2034, 144A , 1M Libor + 3.53%	1,666,615
4,638,000	RAAC Series 2006-RP4 Trust, 3.231% due 1/25/2046 , 1M Libor + 2.00%	4,265,057
22,986,125	RAAC Series 2007-SP3 Trust, 3.489% due 9/25/2047 , 1M Libor + 2.25%	14,168,356
149,137	RAMP Series 2002-RS3 Trust, 2.214% due 6/25/2032 , 1M Libor + 0.98%	136,873
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,015,967
3,950,355	RAMP Series 2004-RS12 Trust, 3.864% due 12/25/2034 , 1M Libor + 2.63%	2,730,525
2,333,505	RAMP Series 2005-EFC1 Trust, 2.439% due 5/25/2035 , 1M Libor + 1.20%	1,153,714
250,000	RAMP Series 2005-EFC3 Trust, 2.359% due 8/25/2035 , 1M Libor + 1.12%	230,442
7,363,000	RAMP Series 2005-EFC4 Trust, 1.937% due 9/25/2035 , 1M Libor + 0.70%	5,420,011
2,777,306	RAMP Series 2005-EFC6 Trust, 1.869% due 11/25/2035 , 1M Libor + 0.63%	1,144,668
3,000,000	RAMP Series 2005-EFC6 Trust, 1.829% due 11/25/2035 , 1M Libor + 0.59%	2,592,752
2,844,837	RAMP Series 2005-RS8 Trust, 1.839% due 9/25/2035 , 1M Libor + 0.60%	1,925,444
3,167,210	RAMP Series 2005-RZ2 Trust, 2.489% due 5/25/2035 , 1M Libor + 1.25%	2,427,752
4,436,825	RAMP Series 2006-EFC1 Trust, 1.779% due 2/25/2036 , 1M Libor + 0.54%	2,626,987
2,304,600	RAMP Series 2006-RS1 Trust, 1.649% due 1/25/2036 , 1M Libor + 0.41%	474,643
5,000,000	RAMP Series 2006-RS2 Trust, 1.629% due 3/25/2036 , 1M Libor + 0.39%	2,753,215
14,303,467	RAMP Series 2006-RZ4 Trust, 1.619% due 10/25/2036 , 1M Libor + 0.38%	9,002,105
306,817	RASC Series 2003-KS5 Trust, 1.819% due 7/25/2033 , 1M Libor + 0.58%	290,188
405,291	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	363,578
69,877	RASC Series 2003-KS11 Trust, 2.124% due 1/25/2034	69,597
1,204,046	RASC Series 2004-KS3 Trust, 2.814% due 4/25/2034 , 1M Libor + 1.58%	1,071,594
2,697,332	RASC Series 2004-KS6 Trust, 3.009% due 7/25/2034 , 1M Libor + 1.77%	1,788,605
1,860,914	RASC Series 2005-EMX1 Trust, 5.731% due 3/25/2035, 144A , 1M Libor + 4.50%	1,661,849
1,680,271	RASC Series 2005-EMX2 Trust, 3.031% due 7/25/2035 , 1M Libor + 1.80%	482,174
3,560,110	RASC Series 2005-EMX3 Trust, 1.959% due 9/25/2035 , 1M Libor + 0.72%	1,579,742
1,410,234	RASC Series 2005-KS1 Trust, 3.114% due 2/25/2035 , 1M Libor + 1.88%	822,155
2,198,000	RASC Series 2005-KS5 Trust, 3.114% due 6/25/2035 , 1M Libor + 1.88%	1,609,925
3,250,000	RASC Series 2005-KS9 Trust, 2.489% due 10/25/2035 , 1M Libor + 1.25%	1,305,835
2,686,693	RASC Series 2006-EMX1 Trust, 1.709% due 1/25/2036 , 1M Libor + 0.47%	1,413,353
8,133,072	RASC Series 2006-EMX2 Trust, 1.659% due 2/25/2036 , 1M Libor + 0.42%	4,675,166
8,589,360	RASC Series 2006-EMX4 Trust, 1.519% due 6/25/2036 , 1M Libor + 0.28%	5,030,742
3,893,606	RASC Series 2006-KS1 Trust, 1.769% due 2/25/2036 , 1M Libor + 0.53%	2,444,528
941,325	RASC Series 2006-KS2 Trust, 1.609% due 3/25/2036 , 1M Libor + 0.37%	927,824
5,450,119	RASC Series 2006-KS2 Trust, 1.739% due 3/25/2036 , 1M Libor + 0.50%	2,872,849
8,540,210	RASC Series 2006-KS4 Trust, 1.539% due 6/25/2036 , 1M Libor + 0.30%	5,310,088
16,074,000	RASC Series 2007-KS1 Trust, 1.479% due 1/25/2037 , 1M Libor + 0.24%	8,405,471
13,064,804	RASC Series 2007-KS2 Trust, 1.499% due 2/25/2037 , 1M Libor + 0.26%	6,594,994
20,000,000	RASC Series 2007-KS3 Trust, 1.619% due 4/25/2037 , 1M Libor + 0.38%	11,567,746
629,646	Renaissance Home Equity Loan Trust 2003-2, 4.832% due 8/25/2033	584,066

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 90.0%
6,113,840	Renaissance Home Equity Loan Trust 2004-3, 5.284% due 11/25/2034	$5,349,061
13,363,530	Renaissance Home Equity Loan Trust 2005-1, 5.405% due 5/25/2035	5,322,463
4,846,736	Renaissance Home Equity Loan Trust 2005-2, 5.101% due 8/25/2035	1,887,482
1,472,228	RFMSI Series 2005-SA1 Trust, 3.401% due 3/25/2035	698,208
579,281	SASCO Mortgage Loan Trust 2003-GEL1, 5.739% due 10/25/2033 , 1M Libor + 4.50%	487,908
199,828	Saxon Asset Securities Trust 2003-3, 4.164% due 12/25/2033 , 1M Libor + 2.93%	169,897
2,149,653	Saxon Asset Securities Trust 2005-2, 1.944% due 10/25/2035 , 1M Libor + 0.71%	1,356,499
5,200,000	Saxon Asset Securities Trust 2005-4, 1.859% due 11/25/2035 , 1M Libor + 0.62%	2,060,043
11,650,606	Saxon Asset Securities Trust 2007-3, 2.139% due 9/25/2047 , 1M Libor + 0.90%	1,945,614
16,292,000	Saxon Asset Securities Trust 2007-3, 2.039% due 9/25/2047 , 1M Libor + 0.80%	9,975,978
1,383,416	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 3.069% due 1/25/2035 , 1M Libor + 1.83%	1,236,413
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.879% due 10/25/2035 , 1M Libor + 0.64%	4,183,640
10,590,058	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.909% due 10/25/2035 , 1M Libor + 0.67%	639,262
1,909,431	Security National Mortgage Loan Trust 2005-1, 1.634% due 2/25/2035, 144A , 1M Libor + 0.40%	1,618,335
1,500,000	Security National Mortgage Loan Trust 2005-2, 7.325% due 2/25/2036, 144A	1,066,346
1,191,616	Sequoia Mortgage Trust 2003-3 2.211% due 7/20/2033 , 1M Libor + 0.98%	897,291
2,826,475	Sequoia Mortgage Trust 2004-10, 1.986% due 11/20/2034 , 1M Libor + 0.75%	2,426,718
31,557,507	Sequoia Mortgage Trust 2004-10, 0.448% due 11/20/2034	371,006
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1.829% due 10/25/2035 , 1M Libor + 0.59%	3,758,371
1,415,765	Soundview Home Loan Trust 2005-1, 3.189% due 4/25/2035 , 1M Libor + 1.95%	1,318,626
1,300,715	Soundview Home Loan Trust 2005-A, 2.589% due 4/25/2035 , 1M Libor + 1.35%	1,277,188
5,321,456	Soundview Home Loan Trust 2005-OPT1, 2.289% due 6/25/2035 , 1M Libor + 1.05%	2,104,889
4,542,879	Soundview Home Loan Trust 2005-OPT1, 2.064% due 6/25/2035 , 1M Libor + 0.83%	3,105,696
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1.889% due 8/25/2035 , 1M Libor + 0.98%	5,259,651
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1.919% due 11/25/2035 , 1M Libor + 0.68%	600,312
9,891,850	Soundview Home Loan Trust 2006-1, 1.649% due 2/25/2036 , 1M Libor + 0.41%	3,484,696
1,502,340	Soundview Home Loan Trust 2006-EQ1, 1.489% due 10/25/2036 , 1M Libor + 0.25%	722,696
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1.584% due 3/25/2036 , 1M Libor + 0.35%	2,961,173
37,943,060	Soundview Home Loan Trust 2006-OPT2, 1.539% due 5/25/2036 , 1M Libor + 0.30%	19,930,814
54,338,200	Soundview Home Loan Trust 2006-OPT5, 1.489% due 7/25/2036 , 1M Libor + 0.25%	26,367,639
552,742	Soundview Home Loan Trust 2007-OPT2, 1.369% due 7/25/2037 , 1M Libor + 0.13%	542,717
5,360,782	Specialty Underwriting & Residential Finance Trust Series 2006-AB1 , 1M Libor + 0.39%	1,703,858
2,213,650	Structured Asset Investment Loan Trust 2004-BNC2, 2.964% due 12/25/2034 , 1M Libor + 1.73%	1,805,628
23,658,000	Structured Asset Investment Loan Trust 2005-1, 2.377% due 2/25/2035 , 1M Libor + 1.14%	15,423,218
9,723,507	Structured Asset Investment Loan Trust 2005-8, 1.989% due 10/25/2035 , 1M Libor + 0.75%	5,253,618
3,814,078	Structured Asset Investment Loan Trust 2005-9, 1.689% due 11/25/2035 , 1M Libor + 0.45%	2,060,952
3,571,642	Structured Asset Investment Loan Trust 2005-HE2, 2.017% due 7/25/2035 , 1M Libor + 0.78%	2,417,687
331,408	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.957% due 10/19/2034	323,018
3,461,319	Structured Asset Mortgage Investments Trust 2002-AR4, 2.062% due 2/19/2033 , 1M Libor + 0.83%	2,564,794
1,380,879	Structured Asset Securities Corp 2005-NC1, 2.539% due 2/25/2035 , 1M Libor + 1.30%	710,478
288,100	Structured Asset Securities Corp 2005-WF1, 3.139% due 2/25/2035 , 1M Libor + 1.91%	214,385
1,769,743	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 3.739% due 7/25/2035, 144A , 1M Libor + 3.75%	1,060,430
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 3.739% due 11/25/2035 , 1M Libor + 2.50%	1,741,936
4,852,448	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1.539% due 8/25/2046, 144A , 1M Libor + 0.30%	1,727,562
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 2.189% due 2/25/2036 , 1M Libor + 0.95%	4,067,107
7,988,000	Terwin Mortgage Trust 2006-1, 1.729% due 1/25/2037, 144A , 1M Libor + 0.49%	4,933,921
7,425,000	Terwin Mortgage Trust 2006-7, 1.509% due 7/25/2037, 144A , 1M Libor + 0.27%	5,148,380
3,551,000	Terwin Mortgage Trust 2007-QHL1, 2.734% due 10/25/2038, 144A , 1M Libor + 1.50%	2,129,403
2,958,062	Terwin Mortgage Trust Series TMTS 2005-6HE, 2.439% due 4/25/2036 , 1M Libor + 1.20%	2,266,112
955,575	Thornburg Mortgage Securities Trust 2004-2, 2.239% due 6/25/2044 , 1M Libor + 1.00%	606,851
757,000	Truman Capital Mortgage Loan Trust, 4.739% due 3/25/2037, 144A , 1M Libor + 3.50%	754,819
362,822	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.898% due 11/25/2042 , Cost Of Funds 11th District + 1.25%	351,742
2,573,394	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 2.839% due 10/25/2033	1,878,986
2,334,967	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 3.049% due 4/25/2035	1,551,437
3,071,684	Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1.599% due 4/25/2036 , 1M Libor + 0.36%	1,036,736
11,957,620	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1.589% due 7/25/2036 , 1M Libor + 0.35%	4,718,065
460,481	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 3.089% due 1/25/2035	439,522
52,826	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.839% due 4/25/2035 , 1M Libor + 0.6%	52,075
29,068	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 3.358% due 6/25/2034	28,776
4,604,129	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 3.233% due 6/25/2035	3,989,959
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $1,006,947,105)	1,089,854,154

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Principal ($)		Value
	PRIVATE PLACEMENTS - 0.2%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** + (Cost $1,900,000)	$1,899,838

Shares
	SHORT-TERM INVESTMENT- 2.3%
	MONEY MARKET FUND - 2.3%
28,104,600	Federated Treasury Obligations Fund, 0.88%* (Cost $28,104,600)	28,104,600

	TOTAL INVESTMENTS - 99.4% (Cost $1,121,322,039) (a)	$1,203,019,576
	OTHER ASSETS LESS LIABILITIES - 0.6%	7,433,662
	NET ASSETS - 100.0%	$1,210,453,238

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,121,322,039 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	91,023,924
Unrealized Depreciation:	(9,326,387)
Net Unrealized Appreciation:	81,697,537

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

**	Illiquid security. Total illiquid securities represents 0.24% of net assets as of September 30, 2017.

+	Fair Valued by the Board in good faith.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2017, 144A securities amounted to $127,313,575 or 10.78% of net assets and are deemed liquid by the Board of Trustees.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2017

		Notional
	Contracts	Amount	Exercise Price	Expiration	Value +
PURCHASED CALL OPTIONS - 0.3%
Chicago Board Options Exchange SPX Volatility	50	$30,000	$12.00	10/19/2017	$4,500
Chicago Board Options Exchange SPX Volatility	20	25,000	12.50	10/19/2017	1,500
ProShares Ultra VIX Short-Term	40	54,000	27.00	10/23/2017	4,160
S&P500 E-MINI 3rd week	20	2,525,000	2,525.00	10/23/2017	10,900
S&P500 E-MINI Option	40	5,200,000	2,600.00	11/1/2017	2,200
S&P500 E-MINI 3rd week	39	4,953,000	2,540.00	11/20/2017	31,785
TOTAL (Cost $54,233)					55,045

PURCHASED PUT OPTIONS - 1.2%
E-MINI SP M WEEK	55	6,283,750	2,285.00	10/5/2017	137
ProShares Ultra VIX Short-Term Future ETF	40	100,000	25.00	10/23/2017	23,000
S&P E-MINI 2nd week	20	2,525,000	2,525.00	10/31/2017	4,700
S&P E-MINI 3rd week	20	2,450,000	2,450.00	10/23/2017	4,400
S&P E-MINI 3rd week	40	4,850,000	2,425.00	11/30/2017	22,500
S&P E-MINI 4th week	280	33,600,000	2,400.00	10/30/2017	48,300
S&P E-MINI option	40	4,800,000	2,400.00	11/1/2017	8,600
S&P E-MINI option	20	2,425,000	2,425.00	11/1/2017	5,600
S&P E-MINI 3rd week	200	22,500,000	2,250.00	11/20/2017	30,000
S&P E-MINI 3rd week	140	16,275,000	2,325.00	11/20/2017	34,300
S&P E-MINI option	20	2,175,000	2,175.00	12/18/2017	4,450
S&P E-MINI option	40	4,400,000	2,200.00	12/18/2017	10,000
S&P E-MINI option	100	11,250,000	2,250.00	12/18/2017	33,750
TOTAL (Cost $575,157)					229,737

Shares		Value
	SHORT-TERM INVESTMENTS - 82.6%
	MONEY MARKET FUND - 12.1%
2,262,828	Fidelity Investments Money Market Treasury Portfolio - Class I to yield 0.89% *	2,262,828

Principal ($)		Fair Value
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 70.5%
2,000,000	United States Treasury Bill, 0.000% due 10/12/2017	1,999,474
1,300,000	United States Treasury Bill, 0.000% due 10/26/2017	1,299,131
1,000,000	United States Treasury Bill, 0.000% due 11/9/2017 #	998,983
400,000	United States Treasury Bill, 0.000% due 2/1/2018	398,613
1,000,000	United States Treasury Bill, 0.000% due 3/1/2018	995,793
1,000,000	United States Treasury Bill, 0.000% due 3/29/2018	994,881
2,000,000	United States Treasury Bill, 0.000% due 4/26/2018 #	1,987,676
2,000,000	United States Treasury Bill, 0.000% due 5/24/2018 #	1,985,624
1,550,000	United States Treasury Bill, 0.000% due 6/21/2018 #	1,537,436
1,000,000	United States Treasury Bill, 0.000% due 7/19/2018	991,060
		13,188,671

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $15,451,499)	15,451,499

	TOTAL INVESTMENTS - 84.1% (Cost $16,080,889) (a)	$15,736,281
	OPTIONS WRITTEN - (1.3)% (Proceeds - $623,684)	(242,555)
	OTHER ASSETS LESS LIABILITIES - 17.2%	3,227,332
	NET ASSETS - 100%	$18,721,058

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Shares		Value
	SECURITIES SOLD SHORT - 0.0%
	EXCHANGE TRADED FUND - 0.0%
375	ProShares Ultra VIX Short-Term Futures ETF (Proceeds $3,101)	$7,725

		Notional
	Contracts	Amount	Exercise Price	Expiration	Value +
WRITTEN CALL OPTIONS - (0.2)%
ProShares Ultra VIX Short-Term	40	$100,000	$25.00	10/23/2017	$4,920
S&P E-MINI 3rd week	40	5,200,000	2,600.00	10/23/2017	1,300
S&P E-MINI 3rd week	230	30,475,000	2,650.00	10/23/2017	3,450
S&P E-MINI option	200	26,500,000	2,650.00	11/1/2017	6,000
Chicago Board Options Exchange SPX Volatility	20	25,000	12.50	11/16/2017	3,300
S&P E-MINI 3rd week	24	3,090,000	2,575.00	11/20/2017	6,600
S&P E-MINI 3rd week	300	39,750,000	2,650.00	11/20/2017	15,750
TOTAL (Proceeds $39,446)					41,320

WRITTEN PUT OPTIONS - (1.1)%
E-MINI SP M Week	140	16,800,000	2,400.00	10/3/2017	700
E-MINI SP M Week	120	14,460,000	2,410.00	10/3/2017	600
E-MINI SP M Week	100	12,125,000	2,425.00	10/3/2017	500
E-MINI SP M Week	140	16,870,000	2,410.00	10/5/2017	1,750
E-MINI SP M Week	120	14,550,000	2,425.00	10/5/2017	1,800
Chicago Board Options Exchange SPX Volatility	30	36,000	12.00	10/19/2017	3,450
Chicago Board Options Exchange SPX Volatility	20	25,000	12.50	10/19/2017	3,100
ProShares Ultra VIX Short-Term	40	80,000	20.00	10/23/2017	7,320
S&P E-MINI 1st week	120	14,610,000	2,435.00	10/31/2017	3,300
S&P E-MINI 1st week	120	14,640,000	2,440.00	10/31/2017	3,600
S&P E-MINI 2nd week	80	9,500,000	2,375.00	10/23/2017	3,600
S&P E-MINI 3rd week	40	4,300,000	2,150.00	10/23/2017	700
S&P E-MINI 3rd week	62	6,742,500	2,175.00	10/23/2017	1,240
S&P E-MINI 3rd week	60	6,600,000	2,200.00	10/23/2017	1,500
S&P E-MINI 3rd week	20	2,225,000	2,225.00	10/23/2017	550
S&P E-MINI 3rd week	340	38,250,000	2,250.00	10/23/2017	11,050
S&P E-MINI 3rd week	60	6,825,000	2,275.00	10/23/2017	2,400
S&P E-MINI 3rd week	160	18,800,000	2,350.00	11/30/2017	48,000
S&P E-MINI 4th week	280	32,550,000	2,325.00	10/30/2017	24,500
S&P E-MINI option	40	4,600,000	2,300.00	11/1/2017	3,500
S&P E-MINI option	20	2,325,000	2,325.00	11/1/2017	2,150
S&P E-MINI 3rd week	580	62,350,000	2,150.00	11/20/2017	49,300
S&P E-MINI 3rd week	140	15,575,000	2,225.00	11/20/2017	17,850
S&P E-MINI 3rd week	15	1,822,500	2,430.00	11/20/2017	8,775
TOTAL (Proceeds $584,238)					201,235

TOTAL WRITTEN OPTIONS (Proceeds $623,684)					242,555

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,910,357 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$457,695
Unrealized depreciation	(410,348)
Net unrealized depreciation	$47,347

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

+	The amount represents the fair value of derivative instruments subject to equity risk exposure as of September 30, 2017.

^	Zero Coupon Bonds.

#	All or a portion of this investment is segregated as collateral for option contracts.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2017

Open Short			Underlying Face Amount at	Unrealized Appreciation/
Future	Description	Expiration	Value	(Depreciation)
15	S&P 500 Emini Future	Dec-17	$1,887,000	$(18,250)
Net Unrealized Depreciation from Open Short Futures Contracts				$(18,250)

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2017

Shares		Value
	COMMON STOCK - 85.3%
	AEROSPACE & DEFENSE - 2.4%
3,000	Kawasaki Heavy Industries Ltd.	$99,409

	ELECTRICAL EQUIPMENT - 12.3%
723	Cognex Corp.	79,732
12,000	Daihen Corp.	106,392
300	Keyence Corp.	159,241
1,430	Renishaw PLC	91,381
470	Rockwell Automation, Inc.	83,759
		520,505
	HARDWARE - 2.3%
2,977	JENOPTIK AG	98,667

	MACHINERY - 42.7%
7,200	AIDA Engineering Ltd.	84,943
6,563	ATS Automation Tooling Systems, Inc. *	69,584
1,430	Cargotec Oyj	89,852
3,600	Daifuku Co Ltd.	177,178
1,000	FANUC Corp.	202,461
3,300	Harmonic Drive Systems, Inc.	170,328
1,356	John Bean Technologies Corp.	137,092
859	Kardex AG	102,359
980	Krones AG	136,188
1,172	KUKA AG	218,915
2,700	Omron Corp.	137,441
6,200	Yaskawa Electric Corp.	196,358
2,800	Yushin Precision Equipment Co., Ltd.	78,603
		1,801,302
	MANUFACTURED GOODS - 3.6%
14,000	Nachi-Fujikoshi Corp.	78,728
2,200	THK Co Ltd.	74,854
		153,582
	MEDICAL EQUIPMENT & DEVICES - 22.0%
81,222	Corindus Vascular Robotics, Inc. *	123,457
3,100	CYBERDYNE, Inc. *	41,282
7,675	Elekta AB	79,267
169	Intuitive Surgical, Inc. *	176,754
3,191	Mazor Robotics Ltd. * - ADR	157,540
5,069	Smith & Nephew PLC	91,675
441	TECAN GROUP AG	91,336
116,000	TransEnterix, Inc. *	165,880
		927,191

	TOTAL COMMON STOCK (Cost $3,260,963)	3,600,656

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2017

Shares		Value
	EXCHANGE TRADED FUND - 3.3%
	SPECIALTY - 3.3%
6,720	ProShares Ultra VIX Short-Term Futures ETF * (Cost $193,158)	$138,432

	SHORT-TERM INVESTMENT - 12.9%
	MONEY MARKET FUND - 12.9%
548,481	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 0.91% ** (Cost $548,481)	548,481

	TOTAL INVESTMENTS - 101.5% (Cost $4,002,602) (a)	$4,287,569
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(64,691)
	NET ASSETS - 100%	$4,222,878

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,002,602 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$349,924
Unrealized Depreciation:	(64,957)
Net Unrealized Appreciation:	$284,967

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

ADR - American depositary receipt

See accompanying notes to financial statements.

AlphaCentric Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2017

				AlphaCentric
	AlphaCentric	AlphaCentric	AlphaCentric	Hedged Market	AlphaCentric
	Asset Rotation	Bond Rotation	Income	Opportunity	Global
	Fund	Fund	Opportunities Fund	Fund	Innovations Fund
ASSETS
Investment securities:
Investments, at cost	$13,161,172	$6,357,335	$1,121,322,039	$16,080,889	$4,002,602
Investments, at value	$13,272,844	$6,484,899	$1,203,019,576	$15,736,281	$4,287,569
Cash at broker	—	—	13,391,279	3,264,276	711
Receivable for securities sold	—	—	11,682	—	—
Receivable for Fund shares sold	12	—	31,606,819	12,068	121,075
Dividends and interest receivable	240	108	1,494,198	1,631	3,627
Due from Manager	—	291	—	—	4,970
Prepaid expenses and other assets	14,434	1,027	49,634	14,741	8,317
TOTAL ASSETS	13,287,530	6,486,325	1,249,573,188	19,028,997	4,426,269
LIABILITIES
Payable for investments purchased	—	—	35,376,655	—	198,144
Securities sold short, at value (proceeds $3,101)	—	—	—	7,725	—
Options Written (Proceeds $623,684)	—	—	—	242,555	—
Payable for Fund shares repurchased	5,045	—	2,330,072	—	—
Management fees payable	4,583	—	1,167,022	20,307	—
Distribution (12b-1) fees payable	43,012	8,881	132,118	—	94
Administration fees payable	13,135	9,946	51,932	3,535	1,340
Fees payable to other related parties	9,558	4,450	61,517	6,520	712
Accrued Trustees fees and expenses	1,861	2,049	634	1,746	—
Accrued expenses and other liabilities	4,485	4,587	—	6,996	3,101
Variation Margin - due to broker	—	—	—	18,250	—
Dividends payable	—	—	—	305	—
TOTAL LIABILITIES	81,679	29,913	39,119,950	307,939	203,391
NET ASSETS	$13,205,851	$6,456,412	$1,210,453,238	$18,721,058	$4,222,878

Composition of Net Assets:
Paid in capital	$20,887,116	$6,854,048	$1,140,898,814	$18,151,473	$3,928,137
Accumulated undistributed net investment income (loss)	566,184	(1,001)	(3,025,064)	(172,900)	(2,544)
Accumulated net realized gain (loss) from security transactions, option contracts, and foreign currency translations	(8,359,121)	(524,199)	(9,118,049)	724,712	12,550
Net unrealized appreciation on investments, option contracts, future contracts and foreign currency translations	111,672	127,564	81,697,537	17,773	284,735
NET ASSETS	$13,205,851	$6,456,412	$1,210,453,238	$18,721,058	$4,222,878

See accompanying notes to financial statements.

AlphaCentric Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

September 30, 2017

							AlphaCentric
	AlphaCentric		AlphaCentric		AlphaCentric		Hedged Market		AlphaCentric
	Asset Rotation		Bond Rotation		Income		Opportunity		Global
	Fund		Fund		Opportunities Fund		Fund		Innovations Fund
Net Asset Value Per Share:
Class A Shares (ROTAX, BDRAX, IOFAX, HMXAX, GNXAX):
Net Assets	$8,885,439		$6,203,066		$246,108,199		$1,699,113		$801,189
Shares of beneficial interest outstanding (a)	954,389		642,167		20,067,112		89,587		68,894
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.31		$9.66		$12.26		$18.97		$11.63
Maximum offering price per share
	$9.88	(b)	$10.14	(c)	$12.87	(c)	$20.13	(b)	$12.34	(b)

Class C Shares (ROTCX, BDRCX, IOFCX, HMXCX, GNXCX):
Net Assets	$657,090		$974		$42,948,799		$141,792		$94,020
Shares of beneficial interest outstanding (a)	70,850		100		3,511,508		7,523		8,105
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.27		$9.74		$12.23		$18.85		$11.60

Class I Shares (ROTIX, BDRIX, IOFIX, HMXIX, GNXIX):
Net Assets	$3,663,322		$252,372		$921,396,240		$16,880,153		$3,327,669
Shares of beneficial interest outstanding (a)	393,271		26,098		75,045,729		887,420		285,867
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.32	(d)	$9.67		$12.28		$19.02		$11.64

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The NAV and offering price shown above differs from the traded NAV on September 30, 2017 due to financial statement adjustments.

See accompanying notes to financial statements.

AlphaCentric Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months and Period Ended September 30, 2017

			AlphaCentric	AlphaCentric	AlphaCentric
	AlphaCentric	AlphaCentric	Income	Hedged Market	Global
	Asset Rotation	Bond Rotation	Opportunities	Opportunity	Innovations Fund
	Fund	Fund	Fund	Fund	*
INVESTMENT INCOME
Dividends	$382,244	$127,628	$—	$—	$—
Interest	1,353	2,237	24,696,866	66,018	5,493
TOTAL INVESTMENT INCOME	383,597	129,865	24,696,866	66,018	5,493

EXPENSES
Management fees	89,712	39,363	6,079,585	143,731	6,951
Distribution (12b-1) fees:
Class A	11,971	7,555	214,134	1,871	77
Class C	3,790	6	145,685	542	21
Registration fees	20,022	3,924	27,342	7,041	1,957
MFund service fees	9,519	5,576	250,462	10,491	2,093
Administrative fees	7,509	3,729	253,191	5,186	2,187
Audit fees	6,993	6,991	16,416	8,093	6,445
Shareholder servicing fees	6,953	4,034	169,300	2,148	36
Compliance officer fees	5,233	5,178	14,294	3,938	4,773
Legal fees	5,182	4,856	5,698	5,201	5,809
Trustees fees and expenses	4,928	4,910	5,098	4,919	1,396
Custodian fees	2,236	1,503	34,624	2,378	1,963
Printing and postage expenses	1,863	1,863	15,246	3,511	4,237
Insurance expense	—	46	2,133	170	400
Broker expense	—	—	—	72,721	—
Other expenses	941	1,127	14,377	1,110	1,227
TOTAL EXPENSES	176,852	90,661	7,247,585	273,051	39,572
Less: Fees waived by the Manager	(72,202)	(44,070)	(819,399)	(34,133)	(31,535)
NET EXPENSES	104,650	46,591	6,428,186	238,918	8,037

NET INVESTMENT INCOME (LOSS)	278,947	83,274	18,268,680	(172,900)	(2,544)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	788,352	67,526	(8,067,112)	8,072	15,093
Foreign Currencies Translation	—	—	—	—	(2,543)
Options Purchased	—	—	—	(1,263,216)	—
Options Written	—	—	—	1,841,371	—
	788,352	67,526	(8,067,112)	586,227	12,550
Net change in unrealized appreciation (depreciation) on:
Investments	(46,292)	27,845	68,317,434	—	284,967
Foreign Currencies Translation	—	—	—	268,142	(232)
Future Contracts	—	—	—	(18,250)	—
Options Purchased	—	—	—	(344,608)	—
Options Written	—	—	—	380,631	—
	(46,292)	27,845	68,317,434	285,915	284,735

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	742,060	95,371	60,250,322	872,142	297,285

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,021,007	$178,645	$78,519,002	$699,242	$294,741

*	AlphaCentric Global Innovations Fund commenced operations as a series of Mutual Fund Series Trust on May 31, 2017.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment income	$278,947	$287,307
Net realized gain (loss) from investments	788,352	(277,694)
Net change in unrealized appreciation (depreciation) on investments	(46,292)	(599,509)
Net increase (decrease) in net assets resulting from operations	1,021,007	(589,896)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (ROTAX)	—	(356,306)
Class C (ROTCX)	—	(12,793)
Class I (ROTIX)	—	(260,510)
Total distributions to shareholders	—	(629,609)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (ROTAX)	125,984	1,299,682
Class C (ROTCX)	1,200	26,400
Class I (ROTIX)	11,356	472,249
Net asset value of shares issued in reinvestment of distributions:
Class A (ROTAX)	—	353,894
Class C (ROTCX)	—	12,719
Class I (ROTIX)	—	249,152
Payments for shares repurchased:
Class A (ROTAX)	(2,510,362)	(9,050,335)
Class C (ROTCX)	(241,903)	(1,400,464)
Class I (ROTIX)	(1,031,838)	(9,361,743)
Net decrease in net assets from shares of beneficial interest	(3,645,563)	(17,398,446)

TOTAL DECREASE IN NET ASSETS	(2,624,556)	(18,617,951)

NET ASSETS
Beginning of Period	15,830,407	34,448,358
End of Period *	$13,205,851	$15,830,407
*Includes accumulated undistributed net investment income of:	$566,184	$287,237

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
SHARE ACTIVITY
Class A (ROTAX):
Shares Sold	14,052	150,271
Shares Reinvested	—	41,881
Shares Repurchased	(281,025)	(1,047,987)
Net decrease in shares of beneficial interest outstanding	(266,973)	(855,835)

Class C (ROTCX):
Shares Sold	132	3,097
Shares Reinvested	—	1,503
Shares Repurchased	(26,796)	(163,416)
Net decrease in shares of beneficial interest outstanding	(26,664)	(158,816)

Class I (ROTIX):
Shares Sold	1,285	54,513
Shares Reinvested	—	29,555
Shares Repurchased	(115,358)	(1,084,965)
Net decrease in shares of beneficial interest outstanding	(114,073)	(1,000,897)

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment income	$83,274	$207,838
Net realized gain (loss) from investments	67,526	(31,266)
Net change in unrealized appreciation (depreciation) on investments	27,845	(67,615)
Net increase in net assets resulting from operations	178,645	108,957

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (BDRAX)	(80,511)	(204,480)
Class C (BDRCX)	(9)	(592)
Class I (BDRIX)	(3,755)	(6,008)
Total distributions to shareholders	(84,275)	(211,080)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (BDRAX)	943,000	593,345
Class C (BDRCX)	—	—
Class I (BDRIX)	—	200,000
Net asset value of shares issued in reinvestment of distributions:
Class A (BDRAX)	80,511	204,479
Class C (BDRCX)	—	576
Class I (BDRIX)	—	60
Payments for shares repurchased:
Class A (BDRAX)	(1,545,250)	(3,930,990)
Class C (BDRCX)	—	(68,644)
Class I (BDRIX)	—	(11,868)
Net decrease in net assets from shares of beneficial interest	(521,739)	(3,013,042)

TOTAL DECREASE IN NET ASSETS	(427,369)	(3,115,165)

NET ASSETS
Beginning of Period	6,883,781	9,998,946
End of Period *	$6,456,412	$6,883,781
*Includes accumulated undistributed net investment loss of:	$(1,001)	$—

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
SHARE ACTIVITY
Class A (BDRAX):
Shares Sold	98,178	63,090
Shares Reinvested	8,362	21,717
Shares Repurchased	(161,242)	(418,068)
Net decrease in shares of beneficial interest outstanding	(54,702)	(333,261)

Class C (BDRCX):
Shares Reinvested	—	61
Shares Repurchased	—	(7,409)
Net decrease in shares of beneficial interest outstanding	—	(7,348)

Class I (BDRIX):
Shares Sold	—	21,198
Shares Reinvested	—	7
Shares Repurchased	—	(1,243)
Net increase in shares of beneficial interest outstanding	—	19,962

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment income	$18,268,680	$9,677,443
Net realized gain (loss) from investments	(8,067,112)	741,982
Net change in unrealized appreciation on investments	68,317,434	13,406,672
Net increase in net assets resulting from operations	78,519,002	23,826,097

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (IOFAX)	(4,357,675)	(2,473,720)
Class C (IOFCX)	(639,187)	(352,041)
Class I (IOFIX)	(16,296,882)	(8,423,436)
From return of capital:
Class A (IOFAX)	—	(73,226)
Class C (IOFCX)	—	(13,854)
Class I (IOFIX)	—	(280,497)
Total distributions to shareholders	(21,293,744)	(11,616,774)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	179,761,666	103,969,137
Class C (IOFCX)	23,463,968	17,942,269
Class I (IOFIX)	575,388,356	323,603,927
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	3,436,557	2,387,969
Class C (IOFCX)	570,202	305,660
Class I (IOFIX)	12,537,622	6,448,490
Redemption fee proceeds:
Class A (IOFAX)	—	85
Class C (IOFCX)	—	10
Class I (IOFIX)	—	216
Payments for shares repurchased:
Class A (IOFAX)	(58,522,293)	(27,126,469)
Class C (IOFCX)	(1,723,563)	(1,185,823)
Class I (IOFIX)	(84,865,169)	(37,219,900)
Net increase in net assets from shares of beneficial interest	650,047,346	389,125,571

TOTAL INCREASE IN NET ASSETS	707,272,604	401,334,894

NET ASSETS
Beginning of Period	503,180,634	101,845,740
End of Period *	$1,210,453,238	$503,180,634
*Includes accumulated undistributed net investment loss of:	$(3,025,064)	$—

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	15,193,353	9,204,729
Shares Reinvested	243,913	212,449
Shares Repurchased	(4,946,662)	(2,421,481)
Net increase in shares of beneficial interest outstanding	10,490,604	6,995,697

Class C (IOFCX):
Shares Sold	1,984,497	1,599,616
Shares Reinvested	47,991	27,123
Shares Repurchased	(145,849)	(106,287)
Net increase in shares of beneficial interest outstanding	1,886,639	1,520,452

Class I (IOFIX):
Shares Sold	48,450,257	28,660,547
Shares Reinvested	1,051,881	571,279
Shares Repurchased	(7,146,311)	(3,356,265)
Net increase in shares of beneficial interest outstanding	42,355,827	25,875,561

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Period Ended
	(Unaudited)	March 31, 2017 **
FROM OPERATIONS
Net investment loss	$(172,900)	$(70,166)
Net realized gain from investments, options contracts and foreign currency translations	586,227	219,656
Net change in unrealized appreciation on investments, options contracts, future contracts and foreign currency translations	285,915	47,269
Net increase in net assets resulting from operations	699,242	196,759

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A (HMXAX)	—	(1,872)
Class C (HMXCX)	—	(2)
Class I (HMXIX)	—	(9,131)
Total distributions to shareholders	—	(11,005)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	568,568	1,943,989
Class C (HMXCX)	70,833	74,284
Class I (HMXIX)	7,182,876	10,502,898
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	—	1,871
Class I (HMXIX)	—	7,618
Payments for shares repurchased:
Class A (HMXAX)	(1,122,405)	(75,035)
Class C (HMXCX)	(6,084)	—
Class I (HMXIX)	(1,165,398)	(147,953)
Net increase in net assets from shares of beneficial interest	5,528,390	12,307,672

TOTAL INCREASE IN NET ASSETS	6,227,632	12,493,426

NET ASSETS
Beginning of Period	12,493,426	—
End of Period *	$18,721,058	$12,493,426
*Includes accumulated undistributed net investment loss of:	$(172,900)	$—

**	AlphaCentric Hedged Market Opportunity Fund Class A and C commenced operations on September 30, 2016. AlphaCentric Hedged Market Opportunity Fund Class I commenced operations on August 31, 2011.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2017	Period Ended
	(Unaudited)	March 31, 2017 **
SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	46,898	106,779
Shares Reinvested	—	103
Shares Repurchased	(60,121)	(4,072)
Net increase (decrease) in shares of beneficial interest outstanding	(13,223)	102,810

Class C (HMXCX):
Shares Sold	3,791	4,057
Shares Repurchased	(325)	—
Net increase in shares of beneficial interest outstanding	3,466	4,057

Class I (HMXIX):
Shares Sold	382,974	573,596
Shares Reinvested	—	417
Shares Repurchased	(61,568)	(7,999)
Net increase in shares of beneficial interest outstanding	321,406	566,014

**	AlphaCentric Hedged Market Opportunity Fund Class A and C commenced operations on September 30, 2016. AlphaCentric Hedged Market Opportunity Fund Class I commenced operations on August 31, 2011.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2017 **
(Unaudited)
FROM OPERATIONS
Net investment loss	$(2,544)
Net realized gain from investments, options contracts and foreign currency translations	12,550
Net change in unrealized appreciation on investments, options contracts and foreign currency translations	284,735
Net increase in net assets resulting from operations	294,741

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	780,171
Class C (GNXCX)	92,650
Class I (GNXIX)	3,549,154
Payments for shares repurchased:
Class I (GNXIX)	(493,838)
Net increase in net assets from shares of beneficial interest	3,928,137

TOTAL INCREASE IN NET ASSETS	4,222,878

NET ASSETS
Beginning of Period	—
End of Period *	$4,222,878
*Includes accumulated undistributed net investment loss of:	$(2,544)

**	AlphaCentric Global Innovations Fund Class A, C and I commenced operations on May 31, 2017.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
September 30, 2017 **
(Unaudited)
SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	68,894
Net increase in shares of beneficial interest outstanding	68,894

Class C (GNXCX):
Shares Sold	8,105
Net increase in shares of beneficial interest outstanding	8,105

Class I (GNXIX):
Shares Sold	329,943
Shares Repurchased	(44,076)
Net increase in shares of beneficial interest outstanding	285,867

**	AlphaCentric Global Innovations Fund Class A, C and I commenced operations on May 31, 2017.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,	March 31,
Class A (ROTAX)	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$8.67		$8.96	$10.11	$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.09	0.12	0.03
Net realized and unrealized gain (loss) on investments	0.47		(0.15)	(0.96)	0.13	(9)
Total from investment operations	0.64		(0.06)	(0.84)	0.16
Less distributions from:
Net investment income	—		(0.23)	—	(0.05)
Net realized gains	—		—	(0.31)	—
Total distributions	—		(0.23)	(0.31)	(0.05)
Net asset value, end of period	$9.31		$8.67	$8.96	$10.11
Total return (3)	7.38	% (6)	(0.60)%	(8.38)%	1.55	% (6)
Net assets, at end of period (000s)	$8,885		$10,589	$18,613	$43,358
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.50%		2.11%	2.11%	1.98%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.49%		1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	3.81%		1.09%	1.22%	0.43%
Portfolio Turnover Rate	196	% (6)	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class A commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,	March 31,
Class C (ROTCX)	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$8.67		$8.89	$10.11	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.13		0.03	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	0.47		(0.15)	(0.94)	0.18	(9)
Total from investment operations	0.60		(0.12)	(0.91)	0.15
Less distributions from:
Net investment income	—		(0.10)	—	(0.04)
Net realized gains	—		—	(0.31)	—
Total distributions	—		(0.10)	(0.31)	(0.04)
Net asset value, end of period	$9.27		$8.67	$8.89	$10.11
Total return (3)	6.92	% (6)	(1.35)%	(9.08)%	1.47	% (6)
Net assets, at end of period (000s)	$657		$845	$2,279	$1,926
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	3.25%		2.86%	2.86%	2.73%
Ratio of net expenses to average net assets after expense reimbursement or recapture(5)(7)	2.24%		2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	2.96%		0.33%	0.36%	(0.44)%
Portfolio Turnover Rate	196	% (6)	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class C shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,	March 31,
Class I (ROTIX)	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$8.66		$8.99	$10.12	$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.12	0.13	0.05
Net realized and unrealized gain (loss) on investments	0.47		(0.17)	(0.95)	0.12	(9)
Total from investment operations	0.66		(0.05)	(0.82)	0.17
Less distributions from:
Net investment income	—		(0.28)	—	(0.05)
Net realized gains	—		—	(0.31)	—
Total distributions	—		(0.28)	(0.31)	(0.05)
Net asset value, end of period	$9.32		$8.66	$8.99	$10.12
Total return (3)	7.51	% (6)	(0.42)%	(8.18)%	1.72	% (6)
Net assets, at end of period (000s)	$3,663		$4,396	$13,557	$20,840
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.25%		1.86%	1.86%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.24%		1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	4.25%		1.44%	1.37%	0.85%
Portfolio Turnover Rate	196	% (6)	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,
Class A (BDRAX)	(Unaudited)		2017	2016 (1)
Net asset value, beginning of period	$9.52		$9.58	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.23	0.15
Net realized and unrealized gain (loss) on investments	0.14		(0.05)	(0.43)
Total from investment operations	0.27		0.18	(0.28)
Less distributions from:
Net investment income	(0.13)		(0.24)	(0.14)
Total distributions	(0.13)		(0.24)	(0.14)
Net asset value, end of period	$9.66		$9.52	$9.58
Total return (3)	2.87	% (6)	1.91%	(2.74	)% (6)
Net assets, at end of period (000s)	$6,203		$6,634	$9,869
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.89%		2.62%	2.64%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.49%		1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	2.64%		2.40%	1.82%
Portfolio Turnover Rate	248	% (6)	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class A shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,
Class C (BDRCX)	(Unaudited)		2017	2016 (1)
Net asset value, beginning of period	$9.59		$9.56	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.13	0.09
Net realized and unrealized gain (loss) on investments	0.15		0.06	(0.42)
Total from investment operations	0.24		0.19	(0.33)
Less distributions from:
Net investment income	(0.09)		(0.16)	(0.11)
Total distributions	(0.09)		(0.16)	(0.11)
Net asset value, end of period	$9.74		$9.59	$9.56
Total return (3)	2.51	% (6)	2.07%	(3.25	)% (6)
Net assets, at end of period (000s)	$1		$1	$71
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	3.64%		3.37%	3.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	2.24%		2.24%	2.24%
Ratio of net investment income to average net assets (5)(7)(8)	1.93%		1.43%	1.18%
Portfolio Turnover Rate	248	% (6)	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class C shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,
Class I (BDRIX)	(Unaudited)		2017	2016 (1)
Net asset value, beginning of period	$9.53		$9.59	$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.26	0.18
Net realized and unrealized gain (loss) on investments	0.14		(0.06)	(0.43)
Total from investment operations	0.28		0.20	(0.25)
Less distributions from:
Net investment income	(0.14)		(0.26)	(0.16)
Total distributions	(0.14)		(0.26)	(0.16)
Net asset value, end of period	$9.67		$9.53	$9.59
Total return (3)	2.99	% (6)	2.15%	(2.48	)% (6)
Net assets, at end of period (000s)	$252		$249	$59
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.64%		2.37%	4.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.24%		1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	2.85%		2.76%	2.29%
Portfolio Turnover Rate	248	% (6)	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,
Class A (IOFAX)	(Unaudited)		2017	2016 (1)
Net asset value, beginning of period	$11.46		$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.25		0.50	0.39
Net realized and unrealized gain on investments	0.83		0.78	0.69	(8)
Total from investment operations	1.08		1.28	1.08
Less distributions from:
Net investment income	(0.28)		(0.53)	(0.35)
Return of capital	—		(0.01)	(0.01)
Total distributions	(0.28)		(0.54)	(0.36)
Paid-in-Capital From Redemption Fees	—		0.00 (9)	—
Net asset value, end of period	$12.26		$11.46	$10.72
Total return (3)	9.57	% (6)	12.22%	10.82	% (6)
Net assets, at end of period (000s)	$246,108		$109,712	$27,654
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.94%		2.08%	2.26%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.74%		1.74%	1.74%
Ratio of net investment income to average net assets (5)(7)	4.33%		4.39%	4.35%
Portfolio Turnover Rate	8	% (6)	10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class A shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,
Class C (IOFCX)	(Unaudited)		2017	2016 (1)
Net asset value, beginning of period	$11.43		$10.71	$10.00
Activity from investment operations:
Net investment income (2)	0.21		0.39	0.34
Net realized and unrealized gain on investments	0.83		0.81	0.68	(8)
Total from investment operations	1.04		1.20	1.02
Less distributions from:
Net investment income	(0.24)		(0.47)	(0.30)
Return of capital	—		(0.01)	(0.01)
Total distributions	(0.24)		(0.48)	(0.31)
Paid-in-Capital From Redemption Fees	—		0.00 (9)	—
Net asset value, end of period	$12.23		$11.43	$10.71
Total return (3)	9.23	% (6)	11.36%	10.19	% (6)
Net assets, at end of period (000s)	$42,949		$18,574	$1,118
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.69%		2.83%	3.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.49%		2.49%	2.49%
Ratio of net investment income to average net assets (5)(7)	3.58%		3.42%	3.78%
Portfolio Turnover Rate	8	% (6)	10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class C shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2017		March 31,	March 31,
Class I (IOFIX)	(Unaudited)		2017	2016 (1)
Net asset value, beginning of period	$11.47		$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.27		0.52	0.43
Net realized and unrealized gain on investments	0.84		0.80	0.67	(8)
Total from investment operations	1.11		1.32	1.10
Less distributions from:
Net investment income	(0.30)		(0.56)	(0.37)
Return of capital	—		(0.01)	(0.01)
Total distributions	(0.30)		(0.57)	(0.38)
Paid-in-Capital From Redemption Fees	—		0.00 (9)	—
Net asset value, end of period	$12.28		$11.47	$10.72
Total return (3)	9.78	% (6)	12.56%	11.00	% (6)
Net assets, at end of period (000s)	$921,396		$374,895	$73,073
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.69%		1.83%	2.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.49%		1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)	4.58%		4.56%	4.85%
Portfolio Turnover Rate	8	% (6)	10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Period Ended
	September 30, 2017		March 31,
Class A (HMXAX)	(Unaudited)		2017 (1)
Net asset value, beginning of period	$18.54		$18.06
Activity from investment operations:
Net investment loss (2)	(2.02)		(0.21)
Net realized and unrealized gain on investments	2.45		0.72	(9)
Total from investment operations	0.43		0.51
Less distributions from:
Net realized gains	—		(0.03)
Total distributions	—		(0.03)
Net asset value, end of period	$18.97		$18.54
Total return (3)(6)	2.32%		2.82%
Net assets, at end of period (000s)	$1,699		$1,906
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.29	% (10)	4.32	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	3.13	% (10)	2.60	% (8)
Ratio of net investment loss to average net assets (5)	(2.32	)% (10)	(2.27	)% (8)
Portfolio Turnover Rate (6)(7)	0%		0%

(1)	AlphaCentric Hedged Market Opportunity Fund Class A commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the Adviser.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(10)	Includes 0.87% for the six months ended September 30, 2017 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Manager.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Period Ended
	September 30, 2017		March 31,
Class C (HMXCX)	(Unaudited)		2017 (1)
Net asset value, beginning of period	$18.49		$18.06
Activity from investment operations:
Net investment loss (2)	(2.89)		(0.31)
Net realized and unrealized gain on investments	3.25		0.77	(9)
Total from investment operations	0.36		0.46
Less distributions from:
Net realized gains	—		(0.03)
Total distributions	—		(0.03)
Net asset value, end of period	$18.85		$18.49
Total return (3)(6)	1.95%		2.54%
Net assets, at end of period (000s)	$142		$75
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	4.04	% (10)	5.07	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	3.88	% (10)	3.35	% (8)
Ratio of net investment loss to average net assets (5)	(3.05	)% (10)	(3.02	)% (8)
Portfolio Turnover Rate (6)(7)	0%		0%

(1)	AlphaCentric Hedged Market Opportunity Fund Class C commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the Adviser.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(10)	Includes 0.86% for the six months ended September 30, 2017 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Manager.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Period Ended
	September 30, 2017		March 31,
Class I	(Unaudited)		2017 (1)
Net asset value, beginning of period	$18.57		$18.06
Activity from investment operations:
Net investment loss (2)	(1.05)		(0.19)
Net realized and unrealized gain on investments	1.50		0.73	(9)
Total from investment operations	0.45		0.54
Less distributions from:
Net realized gains	—		(0.03)
Total distributions	—		(0.03)
Net asset value, end of period	$19.02		$18.57
Total return (3)(6)	2.42%		2.98%
Net assets, at end of period (000s)	$16,880		$10,512
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.29	% (10)	4.07	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.88	% (10)	2.35	% (8)
Ratio of net investment loss to average net assets (5)	(2.07	)% (10)	(2.02	)% (8)
Portfolio Turnover Rate (6)(7)	0%		0%

(1)	AlphaCentric Hedged Market Opportunity Fund Class I commenced operations on August 31, 2011 and does not include performance prior to September 30, 2016 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the Adviser.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(10)	Includes 0.89% for the six months ended September 30, 2017 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Manager.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class A (GNXAX) (1)	Class C (GNXCX) (1)	Class I (GNXIX) (1)
Period Ended September 30, 2017	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)(8)	(0.00)	(0.00)	(0.00)
Net realized and unrealized gain on investments	1.63	1.60	1.64
Total from investment operations	1.63	1.60	1.64
Net asset value, end of period	$11.63	$11.60	$11.64
Total return (3)(6)	16.30%	16.00%	16.40%
Net assets, at end of period (000s)	$801	$94	$3,328
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	7.38%	8.13%	7.13%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%	2.40%	1.40%
Ratio of net investment loss to average net assets (5)	(0.03)%	(1.02)%	(0.47)%
Portfolio Turnover Rate (6)(7)	78%	78%	78%

(1)	AlphaCentric Global Innovations Fund Class A, Class C and Class I commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Less than $0.01

See accompanying notes to financial statements.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty nine series. These financial statements include the following series: AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund, AlphaCentric Hedged Market Opportunity Fund, and AlphaCentric Global Innovations Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as non-diversified series of the Trust. The Funds’ investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Asset Rotation Fund (AARF), commenced operations on July 31, 2014. AARF’s investment objective is to achieve long-term capital appreciation with lower overall risk than the equity market. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Bond Rotation Fund (ABRF), commenced operations on May 28, 2015. ABRF’s investment objective is to achieve long-term capital appreciation and total return through various economic or interest rate environments. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Income Opportunities Fund (AIOF), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Hedged Market Opportunity Fund (AHMOF), commenced operations as a series of Mutual Fund Series Trust on September 30, 2016. The predecessor fund of AlphaCentric Hedged Market Opportunity Fund Class I commenced operations on August 31, 2011, as a private investment fund. AHMOF’s investment objective is to achieve capital appreciation with lower overall volatility than the equity market. AHMOF’s sub-advisor is Integrated Managed Futures Corp.

The AHMOF acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the AHMOF, so the Predecessor Fund became the Class I shares of the AHMOF Fund. The net asset value of the AHMOF’s shares on the close of business September 30, 2016, after the reorganization, was $18.06 for Class I shares and received cash valued at $2,294,579 in exchange for 127,053 Class I shares. Class A shares and Class C shares commenced operations on September 30, 2016.

AlphaCentric Global Innovations Fund (AGIF), commenced operations on May 31, 2017. AGIF’s investment objective is to achieve long-term growth of capital. The Fund’s sub-advisor is Pacific View Asset Management.

The Funds offer three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

a)        Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Funds’ assets and liabilities measured at fair value:

AlphaCentric Asset Rotation Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Fund (b)	$12,940,290	$—	$—	$12,940,290
Short-Term Investment	332,554	—	—	332,554
Total	$13,272,844	$—	$—	$13,272,844

AlphaCentric Bond Rotation Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Funds (b)	$6,312,214	$—	$—	$6,312,214
Short-Term Investment	172,685	—	—	172,685
Total	$6,484,899	$—	$—	$6,484,899

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

AlphaCentric Income Opportunities Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Asset Backed Securities	$—	$78,316,141	$4,844,843	$83,160,984
Non-Agency Residential Mortgage Backed Securities	—	1,089,854,154	—	1,089,854,154
Private Placements	—	—	1,899,838	1,899,838
Short-Term Investment	28,104,600	—	—	28,104,600
Total	$28,104,600	$1,168,170,295	$6,744,681	$1,203,019,576

AlphaCentric Hedged Market Opportunity Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Purchased Call Options	$55,045	$—	$—	$55,045
Purchased Put Options	229,737	—	—	229,737
Short-Term Investments	2,262,828	—	—	2,262,828
U.S Treasury	—	13,188,671	—	13,188,671
Total	$2,547,610	$13,188,671	$—	$15,736,281

Liabilities

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Written Call Options	$41,320	$—	$—	$41,320
Written Put Options	201,235	—	—	201,235
Variation Margin-Open Short Futures Contract	18,250	—	—	18,250
Exchange Traded Fund - Short	7,725	—	—	7,725
Total	$268,530	$—	$—	$268,530

AlphaCentric Global Innovation Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Funds (b)	$138,432	$—	$—	$138,432
Common Stock	3,600,656	—	—	3,600,656
Short-Term Investment	548,481	—	—	548,481
Total	$4,287,569	$—	$—	$4,287,569

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. A reconciliation used in determining AIOF’s Level 3 securities is shown in the Level 3 input table below.

(a)	During the six months and period ended September 30, 2017, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All exchange traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds (ETFs) by major index classification, please refer to the Portfolios of Investments.

+	See Portfolio of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain or loss on option contracts open as of September 30, 2017.

The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2017:

	Private Placements	Asset Backed
Beginning Balance	$3,832,142	$4,791,198
Total realized gain (loss)	—	—
Appreciation (Depreciation)	(304)	227,517
Cost of Purchases	—	—
Proceeds from Sales	(1,886,000)	—
Proceeds from Principal	(46,000)	(173,872)
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$1,899,838	$4,844,843

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2017, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	September 30, 2017	Technique	Unobservable Inputs	(Weighted Average)

Amur Finance VI LLC, 8.000% due 12/20/2024	$4,844,843	Broker Quote	None	None

AMUR Finance Company, Inc. 18% due 7/31/2018	$1,899,838	Index Approach	Acquistion Value	$100
			2 Year Treasury Note	5% Daily Change

Accounting for Options and Futures – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the period ended September 30, 2017, AHMOF invested in options.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at September 30, 2017, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	derivatives
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Options Purchased	Equity	Investment Securities: Total Investment, At Value	$257,632
	Options Written	Equity	Options written	(185,205)
			Totals	$72,427

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Options Purchased	Equity	Net realized gain (loss) from Options Purchased	$(1,263,216)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on
			Options Purchased	(344,608)
			Totals	$(1,607,824)

	Options Written	Equity	Net realized gain (loss) from Options Written	$1,841,371
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on
			Options Written	380,631
			Totals	$2,222,002

Credit Facility – AlphaCentric Income Opportunities Fund (the “Fund”) has entered into a revolving, uncommitted $10,000,000 line of credit with Huntington National Bank on March 17, 2016, which is set to expire on March 5, 2017 (the “Revolving Credit Agreement”). An annual fee is assessed on the Fund equal to .125% of the maximum borrowings of $10,000,000. For the period April 1, 2016 through August 2, 2016, amounts outstanding to the Fund under the credit facility at no time shall exceed in the aggregate at any time the least of (a) $10,000,000; (b) 10% of the Fund’s daily market value.

An amendment, effective August 3, 2016, was made to the Revolving Credit Agreement to increase the amount available to the Fund under the credit facility, to $25,000,000. Under this amendment, an annual fee is assessed on the Fund equal to .125% of the maximum borrowings of $25,000,000. For the period August 3, 2016 through December 14, 2016, amounts outstanding to the Fund under the credit facility at no time shall exceed in the aggregate at any time the least of (a) $25,000,000; (b) 20% of the Fund’s daily market value.

Effective December 15, 2016, the Fund entered into an amendment to the Revolving Credit Agreement to increase the amount available to the Fund under the credit facility, to $50,000,000. Under this amendment, an annual fee is assessed on the Fund equal to .125% of the maximum borrowings of $50,000,000. Borrowings under the Revolving Credit Agreement bear interest at LIBOR plus 150 basis points per annum. As compensation for holding the lending commitment, the Fund pays a commitment fee at the rate of .125% per annum on the unused portion of the commitment. The fee is payable quarterly in arrears. For the period December 15, 2016 through November 30, 2017 (revised expiration date), amounts outstanding to the Fund under the credit facility at no time shall exceed in the aggregate at any time the least of (a) $50,000,000; (b) 20% of the Fund’s daily market value.

There were no borrowings during the six months ended September 30, 2017. At September 30, 2017 there were no outstanding borrowings.

b)        Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

During the year or period ended March 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2017, the Funds did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2014 to March 31, 2016, or expected to be taken in the Fund’s March 31, 2017 year-end tax return. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ filings is presently in progress.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

c)        Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for AARF and AHMOF. ABRF and AIOF intend to make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)        Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)        Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)        Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)        Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)        Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the AARF and AHMOF. A maximum sales charge of 4.75% is imposed on Class A shares of the ABRF and AIOF. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For the six months ended September 30, 2017, there were no CDSC Fees paid.

Commodity Risk: Investing in the commodities markets may subject the AHMOF Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Fixed Income Risk: When the AARF, ABRF, AIOF and AHMOF invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk: For AHMOF, the successful use of futures contracts draws upon the Manager’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: AIOF and AHMOF may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, AHMOF risks losing the entire premium invested in the option if the AHMOF does not exercise the option. As a seller (writer) of a put option, the AHMOF will lose money if the value of the security falls below the strike price. If unhedged, AHMOF’s written calls exposes AHMOF to potentially unlimited losses.

Please refer to each Funds’ prospectus for a full listing of risks associated with the investments.

(2)	INVESTMENT TRANSACTIONS

For the six months or period ended September 30, 2017, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
AlphaCentric Asset Rotation Fund	$27,274,304	$30,606,594
AlphaCentric Bond Rotation Fund	$15,244,533	$15,908,126
AlphaCentric Income Opportunities Fund	$672,329,522	$61,951,922
AlphaCentric Hedged Market Opportunity Fund	$0	$0
AlphaCentric Global Innovations Fund	$4,300,288	$881,210

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the AARF and ABRF, 1.50% of the AIOF and 1.75% of the AHMOF and AGIF, respectively, such fees to be computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months and period ended September 30, 2017, management fees of $89,712, $39,363, $6,079,585, $143,731, and $6,951 were incurred by AARF, ABRF, AIOF, AHMOF and AGIF respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.49%, 2.24% and 1.24% of average daily net assets for Class A, Class C and Class I shares, respectively, for AARF and ABRF through July 31, 2018, 1.74%, 2.49% and 1.49% of average daily net assets for Class A, Class C and Class I shares, respectively, for AIOF through July 31, 2018, 2.24%, 2.99% and 1.99% of average daily net assets for Class A, Class C and Class I shares, respectively, for AHMOF through July 31, 2018 and 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I shares, respectively, for AGIF through July 31, 2018. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the six months or period ended September 30, 2017, management fees waived by AARF, ABRF, AIOF, AHMOF, and AGIF were $72,202, $44,070, $819,399, $34,133, and $31,535, respectively.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

For the six months ended or period ended September 30, 2017, the Manager has waived/reimbursed expenses of the Funds that may be recovered no later than March 31 for the years indicated below:

	2018	2019	2020
AlphaCentric Asset Rotation Fund	$135,276	$319,916	$153,353
AlphaCentric Bond Rotation Fund	—	$96,055	$98,015
AlphaCentric Income Opportunities Fund	—	$189,836	$716,720
AlphaCentric Hedged Market Opportunity Fund	—	—	$56,559

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months or period ended September 30, 2017, AARF, ABRF, AIOF, AHMOF, and AGIF incurred $9,519, $5,576, $250,462, $10,491 and $2,093 for such fees, respectively.

During the six months September 30, 2017, BTIG, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the AGIF. BTIG, LLC received $8,416 from AGIF in brokerage commissions.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. Prior to July 2, 2015, Independent Trustees were paid a quarterly retainer of $350 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months or period ended September 30, 2017, the Distributor received $359,906 in underwriter commissions from the sale of shares of the Funds.

(4)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2017, Charles Schwab held 81.6% of the voting securities of the AARF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

As of September 30, 2017, Charles Schwab held 98.6% of the voting securities of the ABRF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

As of September 30, 2017, Charles Schwab held 32.9% of the voting securities of the AIOF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

As of September 30, 2017, Charles Schwab held 21.7% of the voting securities of the AHMOF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the years or periods ended March 31, 2017 and March 31, 2016 was as follows:

	For the year or period ended March 31, 2017				For the year or period ended March 31, 2016
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
AlphaCentric Asset Rotation Fund	$629,609	$—	$—	$629,609	$1,476,370	$—	$—	$1,476,370
AlphaCentric Bond Rotation Fund	211,080	—	—	211,080	150,263	—	—	150,263
AlphaCentric Income Opportunities Fund	11,249,197	—	367,577	11,616,774	1,902,616	—	40,649	1,943,265
AlphaCentric Hedged Market Opportunity Fund	—	11,005	—	11,005	—	—	—	—

As of March 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
AlphaCentric Asset Rotation Fund	$287,237	$—	$(9,147,473)	$—	$—	$157,964	$(8,702,272)
AlphaCentric Bond Rotation Fund	—	—	(589,999)	—	—	97,993	(492,006)
AlphaCentric Income Opportunities Fund	0	—	(712,837)	—	(338,100)	13,380,103	12,329,166
AlphaCentric Hedged Market Opportunity Fund	57,652	128,100	—	—	—	2	185,754

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on Section 1256 contacts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
AlphaCentric Asset Rotation Fund	$—
AlphaCentric Bond Rotation Fund	—
AlphaCentric Income Opportunities Fund	338,100
AlphaCentric Hedged Market Opportunity Fund	—

At March 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
AlphaCentric Asset Rotation Fund	$9,147,473	$—	$9,147,473	Non-expiring
AlphaCentric Bond Rotation Fund	589,999	—	589,999	Non-expiring
AlphaCentric Income Opportunities Fund	712,837	—	712,837	Non-expiring
AlphaCentric Hedged Market Opportunity	—	—	—

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2017

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the reclass of ordinary income distributions and paydowns, capitalization in lieu of dividend payments, resulted in reclassifications for the Funds for the year or period ended March 31, 2017 as follows:

	Paid	Undistributed	Undistributed	Unrealized
	In	Ordinary	Long-Term	Appreciation
Fund	Capital	Income (Loss)	Gains (Loss)	(Depreciation)
AlphaCentric Asset Rotation Fund	$—	$—	$—	$—
AlphaCentric Bond Rotation Fund	(3,242)	3,242	—	—
AlphaCentric Income Opportunities Fund	—	1,571,754	(1,571,754)	—
AlphaCentric Hedged Market Opportunity	—	70,166	(70,166)	—

(6)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of AARF may be directly affected by the performance of the Vanguard FTSE Emerging Markets ETF. The financial statements of the Vanguard FTSE Emerging Markets ETF, including the portfolio of investments, can be found at Vanguard’s website www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2017, the percentage of net assets invested in the Vanguard FTSE Emerging Markets ETF was 98.0% for AARF.

The performance of ABRF may be directly affected by the performance of the SPDR Bloomberg Barclays High Yield Bond ETF. The financial statements of the SPDR Bloomberg Barclays High Yield Bond ETF, including the portfolio of investments, can be found at SPDR’s website www.spdrs.com, or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2017, the percentage of net assets invested in the SPDR Bloomberg Barclays High Yield Bond ETF was 33.0% respectfully, for ABRF.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AlphaCentric Funds

EXPENSE EXAMPLES (Unaudited)

September 31, 2017

As a shareholder of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses
	Annualized	Account	Ending	Paid	Ending	Expenses
	Expense	Value	Account Value	During	Account Value	Paid During
	Ratio	4/1/17	9/30/17	Period	9/30/17	Period

AlphaCentric Asset Rotation Fund – Class A *	1.49%	$1,000.00	$1,073.80	$7.75	$1,017.60	$7.54
AlphaCentric Asset Rotation Fund – Class C *	2.24%	$1,000.00	$1,069.20	$11.62	$1.013.84	$11.31
AlphaCentric Asset Rotation Fund – Class I *	1.24%	$1,000.00	$1,076.20	$6.45	$1,018.85	$6.28

AlphaCentric Bond Rotation Fund – Class A *	1.49%	$1,000.00	$1,028.70	$7.58	$1,017.60	$7.54
AlphaCentric Bond Rotation Fund – Class C *	2.24%	$1,000.00	$1,025.10	$11.37	$1,013.84	$11.31
AlphaCentric Bond Rotation Fund – Class I *	1.24%	$1,000.00	$1,029.90	$6.31	$1,018.85	$6.28

AlphaCentric Income Opportunities Fund – Class A *	1.74%	$1,000.00	$1,095.70	$9.14	$1,016.34	$8.80
AlphaCentric Income Opportunities Fund – Class C *	2.49%	$1,000.00	$1,092.30	$13.06	$1,012.58	$12.56
AlphaCentric Income Opportunities Fund – Class I *	1.49%	$1,000.00	$1,097.80	$7.84	$1,017.60	$7.54

AlphaCentric Hedged Market Opportunity Fund – Class A *	3.11%	$1,000.00	$1,023.20	$15.76	$1,009.49	$15.65
AlphaCentric Hedged Market Opportunity Fund – Class C *	3.85%	$1,000.00	$1,019.50	$19.50	$1,005.76	$19.36
AlphaCentric Hedged Market Opportunity Fund – Class I *	2.88%	$1,000.00	$1,024.20	$14.49	$1,010.65	$14.49

AlphaCentric Global Innovations Fund – Class A **	1.65%	$1,000.00	$1,163.00	$5.96	$1,011.20	$7.51
AlphaCentric Global Innovations Fund – Class C **	2.40%	$1,000.00	$1,160.00	$8.66	$1,008.69	$8.06
AlphaCentric Global Innovations Fund – Class I **	1.40%	$1,000.00	$1,164.00	$5.06	$1,012.03	$4.71

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	AlphaCentric Global Innovations Fund commenced operations on May 31, 2017 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (122) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2017

Consideration and Renewal of Management Agreement Between AlphaCentric Advisors LLC and Mutual Fund Series Trust with respect to the AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund and Alpha Centric Income Opportunities Fund

In connection with a regular meeting held on May 16 & 17, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a management agreement between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”), with respect to the AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund and AlphaCentric Income Opportunities Fund (the “Funds”)(the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by AlphaCentric (the “AlphaCentric 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed AlphaCentric’s 15(c) Response, which provided an overview of the services provided by AlphaCentric, as well as information on the firm’s personnel and its compliance and litigation record. They noted that the principal of AlphaCentric had resigned from his role with another advisory firm thus providing additional capacity to dedicate to the Funds. The Trustees then discussed the experience of AlphaCentric’s personnel and their satisfaction with AlphaCentric’s chief compliance officer. The Trustees noted their familiarity with AlphaCentric and its history of performance as advisor to Funds in the Trust. The Trust CCO confirmed that the advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. The Trustees acknowledged their discussion of the status of certain regulatory exams and litigation of affiliates of the advisor earlier in the Meeting. After further discussion, the Trustees concluded that it was reasonable to expect that AlphaCentric will continue to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees reviewed the performance of each Fund relative to a peer group and its respective Morningstar category.

AlphaCentric Income Opportunities Fund. The Trustees noted that the Fund significantly outperformed its peer group and Morningstar category average for both the one year and since inception periods. They agreed they were satisfied with the Fund’s performance.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

AlphaCentric Asset Rotation Fund & AlphaCentric Bond Rotation Fund. The Trustees acknowledged that the Asset Rotation and Bond Rotation Funds significantly underperformed their respective benchmarks and peer groups for the one year and since inception periods. The Trustees noted that both Funds were sub-advised by Keystone and were designed to perform well over a full market cycle. They acknowledged the relatively short time period during which the Funds had been operating, and agreed that, given each Fund’s strategies and objectives, it was too short a timeframe for full assessment. They noted the advisor believed that the current market environment was unusual in its relatively high number of “whipsaw” events which had negatively impacted each Fund’s returns. The Trustees considered that AlphaCentric remained confident in each Fund’s strategies. After discussion, the Trustees concluded that each Fund’s performance was not unacceptable.

Fees and Expenses. The Trustees reviewed the advisory fees for each AlphaCentric Renewal Fund, and the fees charged by peer group and Morningstar category funds. They noted that each of the Asset Rotation and Bond Fund’s advisory fee was the highest in its respective peer group, but within the range of the Fund’s respective Morningstar category. With respect to Income Opportunities, they noted that the Fund’s advisory fee was the highest in the Morningstar Multisector Bond category, but within the range of fees for the Fund’s peer group. The Trustees discussed the allocation of fees between AlphaCentric and Keystone with respect to Asset Rotation and Bond Rotation Funds, and Garrison Point with respect to Income Opportunities Fund relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and each sub-advisor was appropriate. In considering the strategy, and noting the significant range in fees in each category, the size of the Funds, and in recognition of the unique strategies offered by many of the AlphaCentric Renewal Funds, the Board determined that each advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis for each Fund. They noted the advisor realized a loss in connection with its relationship with the Bond Rotation Fund. With respect to Asset Rotation and Income Opportunity, they noted that the advisor realized a profit in connection with its relationship with each Fund, but agreed that the level of profit was not excessive, particularly when taking into account the advisor’s reinvestment of its legitimate profits into the growth of the Funds.

Economies of Scale. As to economies of scale, the Trustees noted that the management agreement did not contain breakpoints that reduce the fee rate on assets above specified levels but that the expense cap was benefitting shareholders. The Trustees agreed that breakpoints may be an appropriate way for AlphaCentric to share its economies of scale with the AlphaCentric Renewal Funds and the shareholders if a Fund experiences a substantial growth in assets. However, the Trustees recognized that the AlphaCentric Renewal Funds had not yet reached asset levels where AlphaCentric could realize significant economies of scale and that the Board would revisit the matter of breakpoints at the next renewal of the management agreement.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Conclusion. Having requested and received such information from AlphaCentric as the Trustees believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the management agreement was in the best interests of the Funds and their shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Consideration and Renewal of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Keystone Wealth Advisors, LLC with respect to the AlphaCentric Asset Rotation Fund and AlphaCentric Bond Rotation Fund

In connection with a meeting held on May 16 & 17, 2017 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a sub-advisory agreement between AlphaCentric Advisors LLC (“AlphaCentric”) and Keystone Wealth Advisors, LLC (“Keystone”), with respect to the AlphaCentric Asset Rotation Fund (“Asset Rotation Fund”) and AlphaCentric Bond Rotation Fund (the “Bond Rotation Fund”) (“Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Keystone (the “Keystone 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees discussed their experience in working with Keystone and noted that Trust management indicated their satisfaction with Keystone’s responsiveness and professionalism. They considered the information provided by the sub-advisor in the Keystone 15(c) Response noting in particular that there were no material compliance, litigation or other regulatory issues reported. The Trust CCO confirmed that the sub-advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. The Trustees concluded that the sub-advisor had the ability to continue to provide services to the Funds in line with their expectations.

Performance. The Trustees acknowledged that the Asset Rotation and Bond Rotation Funds significantly underperformed their respective benchmarks and peer groups for the one year and since inception periods. The Trustees noted that both Funds were designed to perform well over a full market cycle. They acknowledged the relatively short time period during which the Funds had been operating, and agreed that, given each Fund’s strategies and objectives, it was too short a timeframe for a full assessment. They noted the advisor believed that the current market environment was unusual in its relatively high number of “whipsaw” events which had negatively impacted each Fund’s returns. The Trustees considered that AlphaCentric remains confident in each Fund’s strategies and the sub-advisor. After discussion, the Trustees concluded that each Fund’s performance was not unacceptable.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Fees and Expenses. The Trustees noted the advisor charged an advisory fee of 1.25%, and that 50% of each Fund’s net advisory fee, for a maximum fee of 0.625%, was paid to the sub-advisor as a sub advisory fee. The Trustees considered a comparison of each Fund’s sub-advisory fee to the fees charged by the sub-advisor to its separately managed account clients noting that the fee was less than what it receives from other clients. The Trustees discussed the allocation of fees between AlphaCentric and Keystone relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the sub-advisory fee received by Keystone was reasonable.

Profitability. The Trustees reviewed Keystone’s profitability analysis. They acknowledged that Keystone reported a net loss in connection with its relationship to each Fund over the last year. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the sub-advisory services provided to each Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense and that at current asset levels, it was unlikely the sub-advisor had achieved any economies of scale.

Conclusion. Having requested and received such information from Keystone as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Keystone, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Asset Rotation Fund and the Bond Rotation Fund and their respective shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Consideration and Renewal of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Garrison Point Capital with respect to the AlphaCentric Income Opportunities Fund

In connection with a meeting held on May 16 & 17, 2017 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a sub-advisory agreement between AlphaCentric Advisors LLC (“AlphaCentric”) and Garrison Point Capital, LLC (“Garrison Point”), with respect to the AlphaCentric Income Opportunities Fund (“Income Opportunities Fund”) (“Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Garrison (the “Garrison15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed the Garrison Point 15(c) Response noting the sub-advisor continues to add to its team including a chief financial officer in 2015 to the benefit of the Fund and shareholders. The Trustees considered that the Fund has limited daily trading of its portfolio and agreed that the existing portfolio management team appeared sufficient to manage the demands of research and trading necessary to make the Fund successful. The Trustees noted that the portfolio management team was well versed in the risks of the Fund and ways to mitigate those risks. The Trust CCO confirmed that the sub-advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. The Trustees noted the advisor’s satisfaction with the sub-advisor and considered its demonstrated dedication to the Fund and shareholders. The Trustees also noted their satisfaction with the sub-advisor’s direct communications and responsiveness to the Board. The Trustees concluded that the sub-advisor had the ability to continue to provide services in line with the Board’s expectations.

Performance. The Trustees noted that the Fund significantly outperformed its peer group and Morningstar category average for both the one year and since inception periods. They noted that for the 2017 year to date period, the Fund’s strong returns in May drove a high ranking among its peers, moving the Fund from among the top 30 funds in its category to 6th. The Trustees further noted the Fund’s significant asset growth of over $100 million over the past 12 months. They agreed they were satisfied with the Fund’s performance.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Fees and Expenses. The Trustees noted the advisor charged an advisory fee of 1.50%, and that 50% of the Fund’s net advisory fee was paid to the sub-advisor as a sub-advisory fee. The Trustees considered a comparison of the sub-advisory fee to the fees charged by the sub-advisor to its separately managed account clients noting that the fee was less than what it received from other clients. The Trustees discussed the allocation of fees between AlphaCentric and Garrison Point relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the sub-advisory fee received by Garrison Point was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor. They noted that Garrison Point was modestly profitable, in terms of both dollar amount and percentage of revenue, but agreed that such profit was not excessive particularly in light of industry averages. The Trustees concluded that Garrison Point was not earning excessive profits from its relationship with the Fund.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the sub-advisory services provided to the Fund. They discussed the Fund’s capacity limitation and considered the impact on the potential for economies of scale. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Garrison Point as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Income Opportunities Fund and its shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Consideration and Approval of Management Agreement Between AlphaCentric Advisors LLC and Mutual Fund Series Trust with respect to the AlphaCentric Global Innovations Fund

In connection with a meeting held on February 13, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the approval of a management agreement between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”), with respect to the AlphaCentric Global Innovations Fund (the “Fund”) (the “Management Agreement”).

The Trustees reviewed AlphaCentric’s responses to a series of questions regarding, among other things, AlphaCentric’s services to be provided to the Fund, comparative fee and expense information, and AlphaCentric’s projected profitability from managing the Fund (“AlphaCentric 15(c) Response”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement.

Nature, Extent and Quality of Services. The Trustees considered their significant experience with AlphaCentric as advisor to numerous other series of the Trust, and the strong working relationship the Board has with AlphaCentric and its personnel. They noted that AlphaCentric would monitor the Fund’s sub-advisor and review the Fund’s portfolio on a regular basis, and actively work with the Trust’s CCO to monitor for regulatory compliance. The Trustees acknowledged that AlphaCentric has experience overseeing sub-advisors. They considered that AlphaCentric will work with the sub-advisor to manage the Fund’s strategy. After discussion, the Trustees concluded that AlphaCentric’s services are in line with the Trustees’ expectations.

Performance. With respect to performance, the Trustees noted that the sub-advisor would be primarily responsible for the day-to-day management of the Fund’s portfolio. The Trustees noted that AlphaCentric had demonstrated, as evidenced by the other Funds it manages, that it has the ability to successfully manage and oversee sub-advisors ensuring compliance with portfolio restrictions and limitations. They further noted that AlphaCentric’s prior track record of managing mutual funds gives the Board confidence that it will provide value to shareholders as advisor to the Fund.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Fees and Expenses. The Trustees reviewed the Fund’s proposed annual advisory fee before waiver of 1.25% and compared it to the 0.96% average advisory fee of the peer group and 0.76% average advisory fee of the Morningstar World Stock category. They acknowledged that although the Fund’s advisory fee is higher than the peer group and Morningstar category averages, it is well within the range of fees charged by the funds in both benchmark groups. The Trustees noted that the Fund’s 1.40% expense cap compares favorably to the average expense ratios of the peer group and Morningstar World Stock category. The Trustees discussed the allocation of fees between the advisor and the sub-advisor relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by AlphaCentric and noted that it anticipated realizing a profit in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. After discussion, the Trustees agreed that the projected profits would not be excessive.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of the Fund. They noted that AlphaCentric was not agreeable to breakpoints at this time due to the anticipated fee waiver as well as the high (and increasing) costs of sponsoring a mutual fund. The Trustees noted that economies of scale were not anticipated to be reached during the initial period of the Management Agreement, and agreed that the matter of economies of scale would be revisited when the Fund reaches significant asset levels.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Management Agreement was in the best interests of the future shareholders of Global Innovations Fund.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Consideration and Approval of Sub-Advisory Agreement AlphaCentric Advisors LLC and Pacific View Asset Management with respect to the AlphaCentric Global Innovations Fund of Mutual Fund Series Trust

In connection with a special meeting held on February 13, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the approval of a sub-advisory agreement between AlphaCentric Advisors LLC (“AlphaCentric”) and Pacific View Asset Management, Inc. (“Pacific View”), with respect to the AlphaCentric Global Innovations Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees reviewed AlphaCentric’s responses to a series of questions regarding, among other things, AlphaCentric’s services to be provided to the Fund, comparative fee and expense information, and AlphaCentric’s projected profitability from managing the Fund (“AlphaCentric 15(c) Response”).

Nature, Extent and Quality of Services. The Trustees noted that Pacific View would be primarily responsible for the day-to-day management of the Fund including all investment decisions and trading. They discussed the Pacific View personnel that would be primarily responsible for the management of the Fund, and noted their strong backgrounds and experience. They noted that Pacific View would employ the Fund’s portfolio management staff as a result of its acquisition of GB. The Trustees acknowledged Pacific View’s strong compliance infrastructure, noting it reported no compliance or regulatory concerns. The Trustees agreed that Pacific View had a strong infrastructure in place and appeared to have established a good working relationship with the advisor. The Trustees concluded that Pacific View had the potential to provide service to the Fund in line with the Board’s expectations.

Performance. The Trustees considered the performance of the GBS Global Innovations Composite, a composite of accounts managed by GB with strategies substantially similar to that of the Fund. They noted the current portfolio managers from GB would continue to manage the strategy upon the launch of the Fund. The Trustees noted the strategy’s outperformance relative to the S&P 500 and MSCI World Index since inception in 2014. They acknowledged that the strategy struggled relative to the indexes over the last 1 year, but agreed that such relative underperformance was expected given the strategy’s over-allocation, relative to the indexes, to global stocks, which experienced significant volatility during the past year. The Trustees concluded that Pacific View had the capability to provide positive returns to the Fund’s future shareholders.

Fees and Expenses. The Trustees noted that Pacific View will receive 50% of the net advisory fee in connection with its relationship to the Fund. They reviewed the fees Pacific View charges to other clients, noting that those fees are greater than the maximum fee it will receive for managing the Fund’s assets. The Trustees discussed the overall fee structure and concluded that the sub-advisory fee was reasonable. The Trustees discussed the allocation of fees between the advisor and the sub-advisor relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2017

Profitability. The Trustees reviewed Pacific View’s profitability analysis. They acknowledged that Pacific View expects to realize a net loss in connection with its relationship to the Fund over the first year. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the sub-advisory agreement is in the best interests of the future shareholders of Global Innovations Fund.

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2017

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
AlphaCentric Advisors , LLC
36 North New York Avenue, 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: December 08, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: December 08, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 08, 2017